UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Wendy Wang, Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100, Elkhorn, NE 68022
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2612

Date of fiscal year end:	6/30

Date of reporting period:	12/31/24

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Fulcrum Diversified Absolute Return Fund

Institutional Class (FARIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Fulcrum Diversified Absolute Return Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.fulcrumassetfunds.com/. You can also request this information by contacting us at 855-538-5278. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fulcrum Diversified Absolute Return Fund	$60	1.18%Footnote Reference*

            * annualized

How did the Fund perform during the reporting period?

Notwithstanding a short-lived volatility spike and equity market reversal in early August, both equities and bonds begun the period on a firm footing, supported by a relatively benign inflation and growth backdrop, and interest rate cuts in the US, Europe and the UK. The mood changed in the final quarter with strong economic data out of the US culminating in increased uncertainty about the prospects for further US rate cuts in 2025, leading to a decline in bonds despite the cut in rates by the Federal Reserve in September. Elsewhere economic weakness in China and Europe weighed on international equity and commodities markets going into year end while the S&P 500 Index continued to act independently of other markets. The Institutional Share Class returned +0.79% for the period ended December 31, 2024. Discretionary Macro strategies were the largest contributor to performance, capturing the pivot in markets in the final quarter of the year. Dynamic Asset Allocation also added to returns, with gains from equities, whilst Diversifying Strategies were a small detractor.

How has the Fund performed since inception?

The Fund has performed consistently against its benchmark. The market in the period ended 2024 proved to be more volatile than previous years. To counter the volatile, a long-term view has been taken when considering performance.

Total Return Based on $1,000,000 Investment

	Fulcrum Diversified Absolute Return Fund	Bloomberg Global Aggregate USD Hedged Index	ICE BofA 3-Month U.S. Treasury Bill Index
Jul-2015	$1,000,000	$1,000,000	$1,000,000
Dec-2015	$977,000	$1,004,223	$1,000,493
Dec-2016	$979,888	$1,043,856	$1,003,770
Dec-2017	$997,457	$1,075,547	$1,012,353
Dec-2018	$978,256	$1,094,506	$1,031,333
Dec-2019	$1,046,111	$1,184,435	$1,054,851
Dec-2020	$1,147,391	$1,250,533	$1,061,897
Dec-2021	$1,196,860	$1,233,141	$1,062,419
Dec-2022	$1,220,452	$1,094,799	$1,078,035
Dec-2023	$1,229,145	$1,173,042	$1,132,422
Dec-2024	$1,316,942	$1,212,864	$1,192,246

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (July 31, 2015)
Fulcrum Diversified Absolute Return Fund	0.79%	7.14%	4.71%	2.97%
ICE BofA 3-Month U.S. Treasury Bill Index	2.57%	5.28%	2.48%	1.88%
Bloomberg Global Aggregate USD Hedged Index	3.26%	3.39%	0.48%	2.07%

Fund Statistics

  Net Assets$192,702,611
  Number of Portfolio Holdings1,312
  Advisory Fee (net of waivers)$742,882
  Portfolio Turnover56%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	14.1%
Purchased Options	5.3%
U.S. Government & Agencies	80.6%

Sector Weighting (% of net assets)

Value	Value
Short Term Government Bonds	60.8
North American Equities	8.8
Currency Derivatives	3.5
European ex-UK Equities	1.2
Japanese Equities	0.4
UK Equities	0.3
Equity Derivatives	0.2
Commodity Derivatives	0.1
Australian Equities	0.1
Asia ex-Japan Equities	0.1
Credit Derivatives	0.0
Interest Rate Derivatives	(0.3)

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 28, 2025 or upon request at 855-538-5278.

Effective October 28, 2024, the Institutional Class's expense limitation was increased from 1.13% of the Fund's average daily net assets to 1.25% of the Fund's average daily net assets.

Householding

If you wish to receive a copy of this document at a new address, contact 855-538-5278.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.fulcrumassetfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-FARIX

Fulcrum Diversified Absolute Return Fund (FARIX)

Semi-Annual Shareholder Report - December 31, 2024

Fulcrum Diversified Absolute Return Fund

Super Institutional Class (FARYX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Fulcrum Diversified Absolute Return Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.fulcrumassetfunds.com/. You can also request this information by contacting us at 855-538-5278. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fulcrum Diversified Absolute Return Fund	$55	1.09%Footnote Reference*

            * annualized

How did the Fund perform during the reporting period?

Notwithstanding a short-lived volatility spike and equity market reversal in early August, both equities and bonds begun the period on a firm footing, supported by a relatively benign inflation and growth backdrop, and interest rate cuts in the US, Europe and the UK. The mood changed in the final quarter with strong economic data out of the US culminating in increased uncertainty about the prospects for further US rate cuts in 2025, leading to a decline in bonds despite the cut in rates by the Federal Reserve in September. Elsewhere economic weakness in China and Europe weighed on international equity and commodities markets going into year end while the S&P 500 Index continued to act independently of other markets. The Super Institutional Share Class returned +0.87% for the period ended December 31, 2024. Discretionary Macro strategies were the largest contributor to performance, capturing the pivot in markets in the final quarter of the year. Dynamic Asset Allocation also added to returns, with gains from equities, whilst Diversifying Strategies were a small detractor.

How has the Fund performed since inception?

The Fund has performed consistently against its benchmark. The market in the period ended 2024 proved to be more volatile than previous years. To counter the volatile, a long-term view has been taken when considering performance.

Total Return Based on $25,000,000 Investment

	Fulcrum Diversified Absolute Return Fund	ICE BofA 3-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate USD Hedged Index
Jul-15	$25,000,000	$25,000,000	$25,000,000
Dec-15	24,425,000	25,012,324	25,105,565
Dec-16	24,497,316	25,094,245	26,096,409
Dec-17	24,961,665	25,308,834	26,888,666
Dec-18	24,486,188	25,783,323	27,362,661
Dec-19	26,188,643	26,371,268	29,610,874
Dec-20	28,762,370	26,547,434	31,263,326
Dec-21	29,999,738	26,560,484	30,828,525
Dec-22	30,656,287	26,950,876	27,369,978
Dec-23	30,898,339	28,310,545	29,326,059
Dec-24	33,120,867	29,806,145	30,321,606

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (July 31, 2015)
Fulcrum Diversified Absolute Return Fund	0.87%	7.19%	4.81%	3.03%
ICE BofA 3-Month U.S. Treasury Bill Index	2.57%	5.28%	2.48%	1.88%
Bloomberg Global Aggregate USD Hedged Index	3.26%	3.39%	0.48%	2.07%

Fund Statistics

  Net Assets$192,702,611
  Number of Portfolio Holdings1,312
  Advisory Fee (net of waivers)$742,882
  Portfolio Turnover56%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	14.1%
Purchased Options	5.3%
U.S. Government & Agencies	80.6%

Sector Weighting (% of net assets)

Value	Value
Short Term Government Bonds	60.8
North American Equities	8.8
Currency Derivatives	3.5
European ex-UK Equities	1.2
Japanese Equities	0.4
UK Equities	0.3
Equity Derivatives	0.2
Commodity Derivatives	0.1
Australian Equities	0.1
Asia ex-Japan Equities	0.1
Credit Derivatives	0.0
Interest Rate Derivatives	(0.3)

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 28, 2025 or upon request at 855-538-5278.

Effective October 28, 2024, the Super Institutional Class's expense limitation was increased from 1.05% of the Fund's average daily net assets to 1.17% of the Fund's average daily net assets.

Householding

If you wish to receive a copy of this document at a new address, contact 855-538-5278.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.fulcrumassetfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-FARYX

Fulcrum Diversified Absolute Return Fund (FARYX)

Semi-Annual Shareholder Report - December 31, 2024

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Fulcrum Diversified Absolute Return Fund

Super Institutional Class	FARYX
Institutional Class	FARIX

a series of Northern Lights Fund Trust IV

Semi-Annual Financial Statements
December 31, 2024

855-538-5278
www.fulcrumassetfunds.com
fulcrumfunds@ultimusfundsolutions.com

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 10.9%
	ADVERTISING & MARKETING - 0.0%(a)
38	Omnicom Group, Inc.	$3,270
79	Trade Desk, Inc. (The), Class A(b)	9,284
		12,554
	AEROSPACE & DEFENSE - 0.1%
176	Dassault Aviation S.A. (c)	35,955
4,027	Saab A.B. (c)	85,061
8	Teledyne Technologies, Inc.(b)	3,713
		124,729
	APPAREL & TEXTILE PRODUCTS - 0.1%
262	adidas A.G.(c)	64,271
250	Deckers Outdoor Corporation(b)	50,773
80	Gildan Activewear, Inc. (c)	3,764
25	Hermes International SCA(c)	60,137
52	LVMH Moet Hennessy Louis Vuitton S.E.(c)	34,234
227	NIKE, Inc., Class B	17,177
		230,356
	ASSET MANAGEMENT - 0.1%
110	3i Group plc(c)	4,908
377	Ares Management Corporation, CLASS A	66,740
105	Blackrock, Inc.	107,636
133	Blackstone, Inc.	22,932
133	EQT A.B. (c)	3,680
57	Groupe Bruxelles Lambert N.V. (c)	3,900
145	Intermediate Capital Group PLC(c)	3,751
		213,547
	AUTOMOTIVE - 0.2%
130	Niterra Company Ltd. (c)	4,197
110	Rheinmetall A.G. (c)	70,036
777	Tesla, Inc.(b)	313,784
		388,017
	BANKING - 0.4%
23,988	Banco Santander S.A.(c)	110,944
1,943	Bank of America Corporation	85,395
443	Bank of Ireland Group PLC(c)	4,041

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 10.9% (Continued)
	BANKING - 0.4% (Continued)
236	Bank of Nova Scotia (The) (c)	$12,671
1,647	Barclays plc(c)	5,529
354	Citigroup, Inc.	24,918
1,462	Danske Bank A/S(c)	41,367
70	Erste Group Bank A.G. (c)	4,326
6,893	HSBC Holdings plc	67,770
1,324	JPMorgan Chase & Company	317,377
54	KBC Group N.V.(c)	4,170
6,960	Lloyds Banking Group plc(c)	4,773
759	NatWest Group plc(c)	3,821
266	Royal Bank of Canada(c)	32,068
7,369	Standard Chartered plc(c)	91,206
711	Sumitomo Mitsui Financial Group, Inc.(c)	17,008
351	Toronto-Dominion Bank (The) (c)	18,684
258	UniCredit SpA(c)	10,297
658	Westpac Banking Corporation(c)	13,162
		869,527
	BEVERAGES - 0.1%
168	Celsius Holdings, Inc.(b)	4,425
2,138	Monster Beverage Corporation(b)	112,373
517	PepsiCo, Inc.	78,615
		195,413
	BIOTECH & PHARMA - 0.5%
576	AbbVie, Inc.	102,355
100	Amgen, Inc.	26,064
288	AstraZeneca plc	37,744
370	Bayer A.G. (c)	7,403
396	Bristol-Myers Squibb Company	22,398
92	CSL Ltd.(c)	16,034
2,465	Daiichi Sankyo Company Ltd. (c)	68,177
340	Eli Lilly & Company	262,479
762	Johnson & Johnson	110,200
818	Merck & Company, Inc.	81,375
378	Novartis AG(c)	36,951

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 10.9% (Continued)
	BIOTECH & PHARMA - 0.5% (Continued)
1,893	Novo Nordisk A/S(c)	$164,132
288	Rhythm Pharmaceuticals, Inc.(b)	16,122
131	Roche Holding A.G.(c)	36,887
213	Sanofi S.A.(c)	20,684
491	Structure Therapeutics, Inc. - ADR(b)	13,316
334	Viking Therapeutics, Inc.(b)	13,440
		1,035,761
	CABLE & SATELLITE - 0.0%(a)
736	Comcast Corporation, Class A	27,622

	CHEMICALS - 0.1%
50	Arkema S.A. (c)	3,810
362	Linde plc	151,558
44	Yara International ASA(c)	1,163
		156,531
	COMMERCIAL SUPPORT SERVICES - 0.3%
2,297	Compass Group PLC(c)	76,553
1,612	Recruit Holdings Company Ltd. (c)	114,176
757	Republic Services, Inc.	152,293
554	Waste Connections, Inc. (c)	95,025
326	Waste Management, Inc.	65,784
		503,831
	CONSTRUCTION MATERIALS - 0.1%
277	CRH plc(c)	25,711
97	Holcim A.G.(c)	9,339
1,224	Kingspan Group PLC(c)	89,331
		124,381
	CONTAINERS & PACKAGING - 0.0%(a)
521	AptarGroup, Inc.	81,849

	DIVERSIFIED INDUSTRIALS - 0.1%
24	Eaton Corporation PLC	7,965
821	Emerson Electric Company	101,746

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 10.9% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.1% (Continued)
139	Siemens A.G.(c)	$27,152
		136,863
	E-COMMERCE DISCRETIONARY - 0.3%
2,745	Amazon.com, Inc.(b)	602,226

	ELECTRIC UTILITIES - 0.5%
324	Alliant Energy Corporation	19,161
1,021	Ameren Corporation	91,011
202	American Electric Power Company, Inc.	18,630
184	Boralex, Inc. (c)	3,674
150	Consolidated Edison, Inc.	13,385
218	Duke Energy Corporation	23,487
5,318	E.ON S.E. (c)	61,951
1,048	Edison International	83,671
628	EDP Renovaveis S.A. (c)	6,532
530	Elia Group S.A. (c)	40,849
1,492	Enel SpA(c)	10,643
247	Engie S.A.(c)	3,918
254	Evergy, Inc.	15,634
871	Eversource Energy	50,022
983	FirstEnergy Corporation	39,104
927	Hydro One Ltd. (c)	28,545
4,038	Iberdrola S.A. (c)	55,636
516	NextEra Energy, Inc.	36,992
356	Pinnacle West Capital Corporation	30,178
122	RWE A.G. (c)	3,644
1,375	Sempra Energy	120,614
171	Southern Company (The)	14,077
2,482	SSE plc(c)	49,843
6,046	Terna Rete Elettrica Nazionale SpA(c)	47,727
498	Tohoku Electric Power Company, Inc.(c)	3,754
171	WEC Energy Group, Inc.	16,081
		888,763

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 10.9% (Continued)
	ELECTRICAL EQUIPMENT - 0.4%
742	AMETEK, Inc.	$133,753
76	Amphenol Corporation, Class A	5,278
126	Assa Abloy A.B., Class B(c)	3,722
1,321	Carrier Global Corporation	90,171
36	Daikin Industries Ltd.(c)	4,269
13	Hubbell, Inc.	5,446
1,850	Nibe Industrier A.B. (c)	7,230
23	Novanta, Inc.(b)	3,514
1,202	nVent Electric PLC	81,928
1,985	Prysmian SpA(c)	126,795
13	Schindler Holding A.G. (c)	3,587
370	Schneider Electric S.E.(c)	92,337
426	Trane Technologies PLC	157,344
		715,374
	ENGINEERING & CONSTRUCTION - 0.2%
121	AECOM	12,925
149	Arcosa, Inc.	14,414
55	Comfort Systems USA, Inc.	23,323
211	Construction Partners, Inc., Class A(b)	18,665
355	Fluor Corporation(b)	17,509
225	Gaztransport Et Technigaz S.A. (c)	29,975
200	Granite Construction, Inc.	17,542
96	Jacobs Solutions, Inc.	12,828
218	KBR, Inc.	12,629
142	Primoris Services Corporation	10,849
63	Quanta Services, Inc.	19,911
172	Sterling Infrastructure, Inc.(b)	28,973
380	Tetra Tech, Inc.	15,139
755	WSP Global, Inc. (c)	132,842
		367,524
	ENTERTAINMENT CONTENT - 0.1%
171	Capcom Company Ltd. (c)	3,775
73	ROBLOX Corporation, Class A(b)	4,224
353	Take-Two Interactive Software, Inc.(b)	64,980

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 10.9% (Continued)
	ENTERTAINMENT CONTENT - 0.1% (Continued)
533	Walt Disney Company (The)	$59,350
		132,329
	FOOD - 0.1%
466	Bakkafrost P/F(c)	25,951
676	BellRing Brands, Inc.(b)	50,930
2,178	Mowi ASA(c)	37,258
493	Nestle S.A.(c)	40,684
334	Salmar ASA(c)	15,857
51	Simply Good Foods Company (The)(b)	1,988
917	Vital Farms, Inc.(b)	34,562
		207,230
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(a)
354	West Fraser Timber Company Ltd.	30,668

	GAS & WATER UTILITIES - 0.0%(a)
357	American Water Works Company, Inc.	44,443
175	Veolia Environnement S.A.(c)	4,915
		49,358
	HEALTH CARE FACILITIES & SERVICES - 0.6%
324	Anthem, Inc.	119,524
1,258	Cardinal Health, Inc.	148,784
1,163	Cencora, Inc.	261,302
726	Centene Corporation(b)	43,981
441	Cigna Group (The)	121,778
245	CVS Health Corporation	10,998
32	Humana, Inc.	8,119
468	McKesson Corporation	266,717
130	Molina Healthcare, Inc.(b)	37,837
346	UnitedHealth Group, Inc.	175,027
		1,194,067
	HOME CONSTRUCTION - 0.1%
555	DR Horton, Inc.	77,600
228	KB Home	14,984
465	Lennar Corporation, Class A	63,412

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 10.9% (Continued)
	HOME CONSTRUCTION - 0.1% (Continued)
51	LGI Homes, Inc.(b)	$4,559
30	Meritage Homes Corporation	4,615
3	NVR, Inc.(b)	24,537
140	PulteGroup, Inc.	15,246
195	Taylor Morrison Home Corporation(b)	11,936
95	Toll Brothers, Inc.	11,965
254	Tri Pointe Homes, Inc.(b)	9,210
		238,064
	HOUSEHOLD PRODUCTS - 0.2%
411	Church & Dwight Company, Inc.	43,036
295	Colgate-Palmolive Company	26,818
50	Estee Lauder Companies, Inc. (The), Class A	3,749
1,120	Procter & Gamble Company (The)	187,769
79	Reckitt Benckiser Group PLC(c)	4,780
10,815	Unicharm Corporation(c)	89,523
473	Unilever plc(c)	26,932
		382,607
	INDUSTRIAL REIT - 0.1%
6,039	Goodman Group	133,211
176	Prologis, Inc.	18,603
		151,814
	INDUSTRIAL SUPPORT SERVICES - 0.0%(a)
49	Ashtead Group plc	3,046
16	United Rentals, Inc.	11,271
		14,317
	INSTITUTIONAL FINANCIAL SERVICES - 0.1%
64	CME Group, Inc.	14,863
21	Deutsche Boerse A.G.(c)	4,838
59	Goldman Sachs Group, Inc. (The)	33,785
577	Interactive Brokers Group, Inc., Class A	101,939
108	Intercontinental Exchange, Inc.	16,093
88	London Stock Exchange Group PLC(c)	12,433
631	Morgan Stanley	79,329
		263,280

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 10.9% (Continued)
	INSURANCE - 0.4%
2,091	AIA Group Ltd. (c)	$15,158
48	Allstate Corporation (The)	9,254
394	Aon PLC, Class A	141,509
1,413	Arch Capital Group Ltd.	130,491
264	Arthur J Gallagher & Company	74,936
93	Marsh & McLennan Companies, Inc.	19,754
173	MS&AD Insurance Group Holdings, Inc.(c)	3,792
734	Progressive Corporation (The)	175,875
156	SCOR S.E. (c)	3,820
142	Sompo Holdings, Inc.(c)	3,717
34	Swiss Re A.G.(c)	4,916
351	Tokio Marine Holdings, Inc.(c)	12,777
633	Travelers Companies, Inc. (The)	152,483
48	Voya Financial, Inc.	3,304
28	Zurich Insurance Group A.G.(c)	16,626
		768,412
	INTERNET MEDIA & SERVICES - 0.7%
680	Airbnb, Inc.(b)	89,359
1,614	Alphabet, Inc., Class A	305,530
1,382	Alphabet, Inc., Class C	263,188
374	Auto Trader Group PLC(c)	3,713
656	Meta Platforms, Inc., Class A	384,095
134	Netflix, Inc.(b)	119,437
179	REA Group Ltd. (c)	25,848
473	Rightmove PLC(c)	3,801
227	Shopify, Inc., Class A(b) (c)	24,156
27	Spotify Technology S.A.(b)	12,079
2,079	Uber Technologies, Inc.(b)	125,405
		1,356,611
	LEISURE FACILITIES & SERVICES - 0.1%
1,864	Chipotle Mexican Grill, Inc.(b)	112,398
194	McDonald’s Corporation	56,239
214	Starbucks Corporation	19,528
		188,165

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 10.9% (Continued)
	MACHINERY - 0.1%
494	Atlas Copco A.B. (c)	$7,539
293	Atlas Copco A.B. (c)	3,958
11	Disco Corporation(c)	2,987
1,371	Ingersoll Rand, Inc.	124,021
283	TOMRA Systems ASA(c)	3,644
		142,149
	MEDICAL EQUIPMENT & DEVICES - 0.3%
330	Abbott Laboratories	37,326
1,387	Boston Scientific Corporation(b)	123,887
42	Cochlear Ltd. (c)	7,535
582	Danaher Corporation	133,598
185	Edwards Lifesciences Corporation(b)	13,696
57	Illumina, Inc.(b)	7,617
283	Insulet Corporation(b)	73,883
31	Mettler-Toledo International, Inc.(b)	37,934
281	Thermo Fisher Scientific, Inc.	146,185
		581,661
	METALS & MINING - 0.1%
45	BHP Group Ltd. (c)	1,102
6,950	Hecla Mining Company	34,125
130	Newmont Corporation	4,839
197	Norsk Hydro ASA(c)	1,082
231	Rio Tinto plc	13,659
604	Royal Gold, Inc.	79,636
		134,443
	MULTI ASSET CLASS REIT - 0.0%(a)
413	Segro PLC(c)	3,626

	OIL & GAS PRODUCERS - 0.1%
2,319	CNX Resources Corporation(b)	85,037
2,407	Cosan S.A. (c)	3,176
3,655	Itochu Enex Company Ltd. (c)	38,071
30	Murphy USA, Inc.	15,053

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 10.9% (Continued)
	OIL & GAS PRODUCERS - 0.1% (Continued)
1,524	Parkland Corporation(c)	$34,462
		175,799
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
12,595	Aker Solutions ASA(c)	34,407
3,131	Baker Hughes Company	128,433
1,399	Oceaneering International, Inc.(b)	36,486
2,190	SBM Offshore N.V. (c)	38,478
2,764	Schlumberger N.V.	105,972
		343,776
	PUBLISHING & BROADCASTING - 0.0%(a)
2,851	Future PLC(c)	33,088
1,213	Schibsted ASA(c)	37,505
		70,593
	REAL ESTATE SERVICES - 0.0%(a)
2,823	Savills PLC(c)	36,616

	RESIDENTIAL REIT - 0.0%(a)
366	UNITE Group plc (The)	3,696

	RETAIL - CONSUMER STAPLES - 0.4%
321	Coles Group Ltd. (c)	3,753
98	Costco Wholesale Corporation	89,794
1,372	Dollarama, Inc. (c)	133,870
914	Hims & Hers Health, Inc.(b)	22,101
742	Kroger Company (The)	45,373
436	Sprouts Farmers Market, Inc.(b)	55,403
4,509	Walmart, Inc.	407,389
		757,683
	RETAIL - DISCRETIONARY - 0.2%
24	AutoZone, Inc.(b)	76,848
39	Brunello Cucinelli SpA(c)	4,258
22	Builders FirstSource, Inc.(b)	3,144
363	Fast Retailing Company Ltd. (c)	124,161
194	Industria de Diseno Textil S.A.(c)	9,976

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 10.9% (Continued)
	RETAIL - DISCRETIONARY - 0.2% (Continued)
31,999	JD Sports Fashion PLC(c)	$38,419
106	Lowe’s Companies, Inc.	26,161
590	TJX Companies, Inc. (The)	71,278
		354,245
	SELF-STORAGE REIT - 0.0%(a)
83	Big Yellow Group plc	998
71	Public Storage	21,260
126	Safestore Holdings PLC	1,016
		23,274
	SEMICONDUCTORS – 0.9%
442	Advanced Micro Devices, Inc.(b)	53,389
454	Applied Materials, Inc.	73,834
7	ASM International NV(c)	4,052
236	BE Semiconductor Industries N.V. (c)	32,345
1,672	Broadcom, Inc.	387,636
26	KLA Corporation	16,383
252	Lam Research Corporation	18,202
70	Microchip Technology, Inc.	4,015
888	Micron Technology, Inc.	74,734
7,004	NVIDIA Corporation	940,567
50	NXP Semiconductors N.V.	10,393
301	QUALCOMM, Inc.	46,240
482	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	95,190
		1,756,980
	SOFTWARE - 0.9%
118	Adobe, Inc.(b)	52,472
956	Akamai Technologies, Inc.(b)	91,441
11	ANSYS, Inc.(b)	3,711
383	Autodesk, Inc.(b)	113,203
50	Cadence Design Systems, Inc.(b)	15,023
121	Fortinet, Inc.(b)	11,432
5	HubSpot, Inc.(b)	3,484
51	Intuit, Inc.	32,054
2,046	Microsoft Corporation	862,390

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 10.9% (Continued)
	SOFTWARE - 0.9% (Continued)
67	Neste OYJ(c)	$842
45	Okta, Inc.(b)	3,546
777	Oracle Corporation	129,479
664	Palo Alto Networks, Inc.(b)	120,821
202	PTC, Inc.(b)	37,142
297	Roper Technologies, Inc.	154,395
242	Salesforce, Inc.	80,908
272	SAP S.E.(c)	66,584
36	ServiceNow, Inc.(b)	38,164
6	Tyler Technologies, Inc.(b)	3,460
38	Workday, Inc., Class A(b)	9,805
		1,830,356
	SPECIALTY FINANCE - 0.1%
384	American Express Company	113,967

	STEEL - 0.0%(a)
54	ArcelorMittal S.A. (c)	1,255

	TECHNOLOGY HARDWARE - 0.7%
4,207	Apple, Inc.	1,053,516
1,110	Cisco Systems, Inc.	65,712
927	Nintendo Company Ltd.(c)	54,577
407	Panasonic Holdings Corporation(c)	4,250
8,741	Sony Group Corporation(c)	187,151
99	Super Micro Computer, Inc.(b)	3,018
		1,368,224
	TECHNOLOGY SERVICES - 0.8%
175	Accenture PLC, Class A	61,563
3	Adyen N.V.(b) (c)	4,466
103	Amadeus IT Group S.A. (c)	7,277
411	Amentum Holdings, Inc.(b)	8,643
77	Automatic Data Processing, Inc.	22,540
28	Booz Allen Hamilton Holding Corporation	3,604
17	Broadridge Financial Solutions, Inc.	3,844

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 10.9% (Continued)
	TECHNOLOGY SERVICES - 0.8% (Continued)
138	Computacenter PLC(c)	$3,670
354	Corpay, Inc.(b)	119,801
15	Equifax, Inc.	3,823
104	Experian PLC(c)	4,486
8	FactSet Research Systems, Inc.	3,842
23	Fair Isaac Corporation(b)	45,791
914	Fiserv, Inc.(b)	187,754
243	International Business Machines Corporation	53,419
459	Mastercard, Inc., Class A	241,695
67	MSCI, Inc.	40,201
765	Netcompany Group A/S(b) (c)	36,023
62	Paychex, Inc.	8,694
244	PayPal Holdings, Inc.(b)	20,825
345	RELX PLC(c)	15,675
223	S&P Global, Inc.	111,061
199	Softcat PLC(c)	3,797
360	Verisk Analytics, Inc.	99,155
858	Visa, Inc., Class A	271,161
491	WEX, Inc.(b)	86,082
26	Wolters Kluwer N.V. (c)	4,320
		1,473,212
	TELECOMMUNICATIONS - 0.0%(a)
1,292	AT&T, Inc.	29,419
299	KDDI Corporation(c)	9,581
252	TELUS Corporation(c)	3,416
101	T-Mobile US, Inc.	22,294
813	Verizon Communications, Inc.	32,512
		97,222
	TRANSPORTATION & LOGISTICS - 0.1%
388	Ardmore Shipping Corporation	4,714
460	DSV A/S	97,697
17	Kuehne + Nagel International A.G.	3,893
59	Scorpio Tankers, Inc.	2,932
		109,236

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 10.9% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.0%(a)
225	ITOCHU Corporation(c)	$11,199

	WHOLESALE - DISCRETIONARY - 0.0%(a)
233	Toyota Tsusho Corporation(c)	4,188

	TOTAL COMMON STOCKS (Cost $18,362,184)	21,045,190

Contracts		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	BINARY & TRIPLE BINARY OPTIONS PURCHASED - 1.6%(d)
	PUT OPTIONS PURCHASED - 1.6%(d)
288,000	DAX < 18714 and EURUSD < 1.0638	GS	03/21/2025	$18,714.00	$27,129	$34,486
124,200	EUSA10 < 2.048% and EURUSD < 1.0923	CIT	01/29/2025	2.048	7,635	6,899
621,000	EUSA10 < 2.048% and EURUSD < 1.0923	CIT	02/12/2025	2.048	38,175	58,561
621,000	EUSA10 < 2.048% and EURUSD < 1.0923	CIT	02/21/2025	2.048	38,175	71,376
622,000	EUSA10 < 2.08% and EURUSD < 1.0900	CIT	05/27/2025	2.080	39,459	113,948
622,000	EUSA10 < 2.08% and EURUSD < 1.0900	CIT	06/10/2025	2.080	39,459	113,626
622,000	EUSA10 < 2.08% and EURUSD < 1.0900	CIT	06/24/2025	2.080	39,459	114,263
622,000	EUSA10 < 2.08% and EURUSD < 1.0900	CIT	07/08/2025	2.080	39,459	113,053
622,000	EUSA10 < 2.08% and EURUSD < 1.0900	CIT	07/22/2025	2.080	39,459	111,980
1,556,000	EUSA10 < 2.1030% and EURUSD < 1.0907	MS	09/11/2025	2.103	103,041	353,311
1,556,000	EUSA10 < 2.1030% and EURUSD < 1.0907	MS	09/25/2025	2.103	103,041	349,765
154,000	FXI > 33.5687 and USDCNH > 7.4065	BAR	06/20/2025	33.569	9,625	8,981
419,000	GBPJPY < 201.71 and SPX < 5346.60	CIT	01/10/2025	201.710	53,015	2,918
419,000	GBPJPY < 201.71 and SPX < 5346.60	CIT	01/24/2025	201.710	53,015	11,225
779,000	NKY > 41386.35 and USDJPY < 146.67	GS	01/10/2025	41,386.350	42,845	0
748,000	SPX < 4652.75 and USDJPY < 145.42	CIT	03/21/2025	4,652.750	60,588	1,409
748,000	SPX < 4652.75 and USDJPY < 145.42	CIT	04/17/2025	4,652.750	60,588	2,905
766,000	SPX < 4675.28 and USDJPY < 146.78	GS	11/21/2025	4,675.280	91,154	24,630
766,000	SPX < 4675.28 and USDJPY < 146.78	GS	12/19/2025	4,675.280	93,835	24,816
748,000	SPX < 4757.30 and USDJPY < 142.39	CIT	03/21/2025	4,757.300	60,588	1,481
748,000	SPX < 4757.30 and USDJPY < 142.39	CIT	04/17/2025	4,757.300	60,588	2,321
775,000	SPX < 5236.88 and GLD US > 234.21	CIT	01/17/2025	5,236.880	41,850	5,569
775,000	SPX < 5237.70 and GLD US > 233.38	JPM	02/21/2025	5,237.700	48,476	17,468
775,000	SPX < 5237.70 and GLD US > 233.38	JPM	03/21/2025	5,237.700	48,476	27,422
858,000	SPX < 5891.54 and GBPUSD < 1.2385	GS	04/04/2025	5,891.540	67,782	145,942
858,000	SPX < 5891.54 and GBPUSD < 1.2385	GS	03/21/2025	5,891.540	63,492	146,227
289,000	SPX > 5167.45 and USDCNH > 7.25	CIT	01/17/2025	5,167.450	27,657	243,941
805,000	SPX > 6200.55 and EURUSD < 1.0518	GS	03/21/2025	6,200.550	57,155	124,488
805,000	SPX > 6200.55 and EURUSD < 1.0518	GS	03/28/2025	6,200.550	59,771	86,686
154,000	USDCNH > 7.2325 and US2YRSOFR < 3.043%	MSI	02/14/2025	7.233	9,086	1,116

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Contracts		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	BINARY AND TRIPLE BINARY OPTIONS
	PURCHASED - 1.6%(d) (Continued)
	PUT OPTIONS PURCHASED - 1.6%(d) (Continued)
530,845	USDCNH > 7.4008 and US10YRSOFR < 3.555%	GS	11/03/2025	$7.401	$22,561	$28,714
530,845	USDCNH > 7.4008 and US10YRSOFR < 3.555%	GS	10/03/2025	7.401	22,561	27,967
530,845	USDCNH > 7.4008 and US10YRSOFR < 3.555%	GS	09/03/2025	7.401	22,561	27,271
171,000	USDCNH Realised Vol < 5.25%	CIT	01/21/2025	5.250	111,406	132,751
789,000	USDKRW > 1398.18 and KOSPI2 > 384.22	MS	03/12/2026	1,398.180	35,899	23,886
766,000	USDKRW > 1420.64 and KOSPI > 403.23	GS	12/11/2025	1,420.640	28,725	12,485
895,000	XAUUSD > 2485.10 and USDCNH > 7.3417	MS	04/17/2025	2,485.100	48,330	305,139
895,000	XAUUSD > 2485.10 and USDCNH > 7.3417	MS	05/16/2025	2,485.100	48,330	278,487
1,586,000	XAUUSD<2659 & AUDUSD>0.6768 & EUSA10<2.32%	CIT	01/15/2025	2,659.000	66,086	26
1,586,000	XAUUSD<2659 & AUDUSD>0.6768 & EUSA10<2.32%	CIT	01/29/2025	2,659.000	66,086	908
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,000,624)					3,158,447

	TOTAL BINARY AND TRIPLE BINARY OPTIONS PURCHASED (Cost - $2,000,624)					3,158,447

	CURRENCY OPTIONS PURCHASED - 1.9%
	CALL OPTIONS PURCHASED – 1.0%
	AUD/JPY	JPM	01/02/2025	$115.00	157,000	$0
	AUD/NZD	JPM	02/24/2025	1.14	8,084,000	2,793
	AUD/NZD	JPM	10/06/2025	1.20	1,894,000	39,503
	EUR/GBP	JPM	01/10/2025	0.84	4,572,000	602
	EUR/GBP	JPM	06/16/2025	0.85	3,958,000	30,818
	EUR/GBP	JPM	02/14/2025	0.80	968,000	29,851
	EUR/HUF	JPM	02/20/2025	430.00	239,000	15,790
	EUR/USD	JPM	05/15/2025	1.03	105,000	7,592
	USD/CAD	JPM	03/07/2025	1.425	4,262,000	64,672
	USD/CAD	JPM	01/10/2025	1.425	4,050,000	17,930
	USD/CAD	JPM	01/24/2025	1.440	4,226,000	16,017
	USD/CAD	JPM	06/17/2025	1.550	16,567,000	41,725
	USD/CAD	JPM	05/21/2025	1.460	95,000	25,923
	USD/CAD	JPM	05/16/2025	1.475	107,000	21,786
	USD/CAD	JPM	02/21/2025	1.500	1,053,000	67,774
	USD/CHF	JPM	01/15/2025	0.9025	4,192,000	11,470
	USD/CHF	JPM	02/12/2025	0.920	171,000	41,414
	USD/CNH	JPM	02/04/2025	7.700	26,511,000	5,484
	USD/CNH	JPM	01/08/2025	7.250	4,242,000	4
	USD/CNH	JPM	01/27/2025	7.350	12,417,000	66,532
	USD/CNH	JPM	03/26/2025	7.350	9,160,000	6,432

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

	Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
CURRENCY OPTIONS PURCHASED - 1.9% (Continued)
CALL OPTIONS PURCHASED – 1.0% (Continued)
USD/CNH	JPM	01/27/2025	$7.450	$12,563,000	$7,522
USD/CNH	JPM	02/12/2025	7.500	12,526,000	21,994
USD/CNH	JPM	12/02/2025	7.800	17,937,000	106,357
USD/CNH	CIT	07/18/2025	7.400	103,000	33,813
USD/CNH	CIT	07/16/2025	7.300	2,248,000	244,581
USD/CNH	JPM	02/11/2025	7.520	137,000	13,958
USD/CNH	JPM	11/14/2025	8.000	1,570,000	107,721
USD/CNH	JPM	08/14/2025	8.000	320,000	15,937
USD/HKD	JPM	11/24/2025	7.800	21,047,000	30,529
USD/HKD	JPM	11/26/2025	7.850	22,858,000	21,043
USD/INR	JPM	05/15/2025	85.930	4,711,000	61,528
USD/INR	JPM	05/23/2025	87.000	528,000	184,352
USD/JPY	JPM	02/24/2025	175.00	30,683,000	3,291
USD/JPY	JPM	02/14/2025	171.00	872,000	9,209
USD/JPY	JPM	06/27/2025	182.50	207,000	3,549
USD/SGD	JPM	01/22/2025	1.345	5,735,000	6
USD/SGD	JPM	02/25/2025	1.380	8,450,000	37,173
USD/SGD	JPM	04/04/2025	1.385	1,445,000	365,254
USD/TRY	JPM	03/18/2025	37.00	52,000	29,423
USD/TWD	JPM	03/28/2025	33.50	11,123,000	51,219
TOTAL CALL OPTIONS PURCHASED (Cost - $1,717,334)					1,862,571

PUT OPTIONS PURCHASED – 0.9%
AUD/USD	JPM	01/08/2025	0.630	6,648,000	14,039
CHF/JPY	JPM	06/20/2025	160.00	137,000	15,274
EUR/CHF	JPM	02/14/2025	0.902	240,000	9,620
EUR/GBP	JPM	06/16/2025	0.827	3,958,000	37,285
EUR/GBP	JPM	01/06/2025	0.830	3,414,000	9,422
EUR/JPY	JPM	01/14/2025	155.00	6,899,000	411
EUR/JPY	JPM	01/03/2025	156.00	4,620,000	1
EUR/JPY	JPM	01/02/2025	157.00	3,999,000	0
EUR/TRY	JPM	01/29/2025	37.00	288,000	117,592
EUR/TRY	JPM	06/06/2025	39.50	405,000	104,708
EUR/USD	JPM	12/04/2025	1.000	40,032,000	119,957
EUR/USD	JPM	02/11/2025	1.030	4,545,000	38,313
EUR/USD	JPM	01/21/2025	1.030	7,732,000	13,912
EUR/USD	JPM	01/06/2025	1.040	4,569,000	24,439
EUR/USD	JPM	02/14/2025	1.045	5,589,000	88,976
EUR/USD	JPM	01/10/2025	1.050	4,000,000	13,469
EUR/USD	JPM	05/08/2025	1.000	314,000	53,707
EUR/USD	JPM	03/13/2025	1.000	107,000	14,884
EUR/USD	JPM	03/13/2025	1.010	479,000	95,194
EUR/USD	GS	02/24/2025	1.010	121,000	19,956
EUR/USD	JPM	01/31/2025	1.020	42,000	9,961
EUR/USD	JPM	01/17/2025	1.030	227,000	80,173
EUR/USD	BAR	02/18/2025	1.050	91,000	28,748

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CURRENCY OPTIONS PURCHASED - 1.9% (Continued)
	PUT OPTIONS PURCHASED – 0.9% (Continued)
	GBP/CHF	JPM	02/14/2025	$1.050	$318,000	$3,692
	GBP/USD	JPM	01/14/2025	1.2275	4,151,000	4,539
	GBP/USD	JPM	01/09/2025	1.230	3,424,000	1,651
	GBP/USD	JPM	01/10/2025	1.220	619,000	17,518
	GBP/USD	JPM	01/14/2025	1.220	94,000	5,886
	NZD/USD	JPM	02/11/2025	0.545	1,385,000	165,047
	USD/BRL	JPM	01/09/2025	5.800	4,050,000	289
	USD/CAD	JPM	03/07/2025	1.394	4,262,000	9,545
	USD/INR	JPM	05/15/2025	84.55	4,711,000	10,427
	USD/JPY	JPM	01/06/2025	144.00	4,240,000	1
	USD/JPY	JPM	01/06/2025	147.00	4,219,000	2
	USD/JPY	JPM	01/17/2025	149.00	4,164,000	1,798
	USD/JPY	JPM	01/09/2025	150.00	2,292,000	208
	USD/JPY	JPM	09/03/2025	120.00	127,000	1,462
	USD/JPY	JPM	09/09/2025	120.50	1,011,000	12,889
	USD/JPY	JPM	11/04/2025	130.00	3,114,000	168,402
	USD/JPY	JPM	11/18/2025	130.00	3,121,000	178,416
	USD/JPY	JPM	12/18/2025	135.00	1,567,000	170,035
	USD/JPY	MS	08/27/2025	140.00	46,000	5,810
	USD/JPY	JPM	05/28/2025	141.00	529,000	44,252
	USD/JPY	JPM	02/18/2025	145.00	517,000	20,695
	USD/JPY	JPM	12/02/2026	110.00	730,000	29,321
	USD/JPY	JPM	12/02/2026	110.00	633,000	27,107
	USD/JPY	JPM	11/26/2025	110.00	2,122,000	13,912
	USD/MXN	CIT	05/05/2025	18.624	93,000	2,974
	USD/TRY	JPM	02/21/2025	34.50	4,341,000	214
	USD/TRY	JPM	03/04/2025	35.00	4,320,000	853
	USD/TRY	JPM	01/09/2025	32.00	116,000	0
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,325,032)					1,806,986

	TOTAL CURRENCY OPTIONS PURCHASED (Cost - $4,042,366)					3,669,557

Contracts
	INDEX OPTIONS PURCHASED - 0.1% (e)
	CALL OPTIONS PURCHASED - 0.1% (e)
520	Chicago Board Options Exchange VIX US(f)	MS	03/18/2025	50.00	902,200	33,800
520	Chicago Board Options Exchange VIX US(f)	MS	03/18/2025	55.00	902,200	25,480
520	Chicago Board Options Exchange VIX US(f)	MS	03/18/2025	60.00	902,200	26,000
520	Chicago Board Options Exchange VIX US(f)	MS	03/18/2025	65.00	902,200	22,360
520	Chicago Board Options Exchange VIX US(f)	MS	03/18/2025	70.00	902,200	21,840
520	Chicago Board Options Exchange VIX US(f)	MS	03/18/2025	75.00	902,200	15,600
24	Deutsche Boerse AG German Stoc DAX(f)	MS	01/17/2025	20,000.00	2,474,979	24,067
	TOTAL CALL OPTIONS PURCHASED (Cost - $137,727)					169,147

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Contracts		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 0.1%(e) (Continued)
	PUT OPTIONS PURCHASED - 0.0%(a)(e)
24	Deutsche Boerse AG German Stoc DAX(f)	MS	01/17/2025	$19,400	$2,474,979	$9,684
13	Nikkei 225(f)	MS	01/10/2025	36,000	3,296,001	1,322
	TOTAL PUT OPTIONS PURCHASED (Cost - $92,604)					11,006

	TOTAL INDEX OPTIONS PURCHASED (Cost - $230,331)					180,153

	FUTURE OPTIONS PURCHASED - 0.5%(g)
	CALL OPTIONS PURCHASED - 0.0%(a) (g)
130	3 Month SOFR	MS	03/14/2025	95.938	31,143,125	15,438
6	Crude Oil(f)	MS	01/15/2025	70.000	430,320	14,580
6	Crude Oil(f)	MS	01/15/2025	71.500	430,320	8,940
6	Crude Oil(f)	MS	01/15/2025	73.000	430,320	4,920
6	Crude Oil(f)	MS	01/15/2025	75.500	430,320	1,740
103	Crude Oil(f)	MS	01/28/2025	90.000	7,687,920	15,450
	TOTAL CALL OPTIONS PURCHASED (Cost - $71,850)					61,068

	PUT OPTIONS PURCHASED - 0.5%(g)
130	3 Month SOFR	MS	03/14/2025	95.750	3,143,125	15,438
6	Crude Oil(f)	MS	01/15/2025	64.000	430,320	540
6	Crude Oil(f)	MS	01/15/2025	66.000	430,320	900
6	Crude Oil(f)	MS	01/15/2025	67.500	430,320	1,560
6	Crude Oil(f)	MS	01/15/2025	69.000	430,320	2,820
447	Crude Oil(f)	MS	01/28/2025	60.000	430,320	35,760
112	Crude Oil(f)	MS	04/25/2025	60.000	430,320	96,320
10	S&P Emini	MS	01/24/2025	5,800.000	2,697,875	20,000
194	S&P Emini	MS	02/21/2025	5,600.000	57,576,775	392,851
97	S&P Emini	MS	02/21/2025	5,700.000	28,788,388	270,388
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,386,627)					836,577
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $1,458,477)					897,645

Principal Amount ($)		Coupon Rate (%)	Maturity
	SHORT-TERM INVESTMENTS — 62.4%
	U.S. TREASURY BILLS — 62.4%
11,200,000	United States Treasury Bill	3.3200	01/09/25	11,190,839
11,200,000	United States Treasury Bill	3.7600	01/16/25	11,181,563
7,650,000	United States Treasury Bill	4.1600	02/27/25	7,599,782
3,050,000	United States Treasury Bill	4.1500	03/13/25	3,025,210
11,300,000	United States Treasury Bill	4.1600	03/20/25	11,199,050

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 62.4% (Continued)
	U.S. TREASURY BILLS — 62.4% (Continued)
12,300,000	United States Treasury Bill	4.2400	04/03/25	$12,168,638
10,000,000	United States Treasury Bill	4.1800	04/10/25	9,886,817
9,500,000	United States Treasury Bill	4.1900	04/17/25	9,384,710
9,200,000	United States Treasury Bill	4.2000	04/24/25	9,081,003
6,100,000	United States Treasury Bill	4.2000	05/01/25	6,016,156
3,550,000	United States Treasury Bill	4.2000	05/15/25	3,495,702
14,850,000	United States Treasury Bill	4.2200	06/12/25	14,575,152
11,600,000	United States Treasury Bill	4.2100	07/10/25	11,350,209
				120,154,831
	TOTAL SHORT-TERM INVESTMENTS (Cost $120,109,221)			120,154,831

	TOTAL INVESTMENTS - 77.4% (Cost $146,203,203)			$149,105,823
	CALL OPTIONS WRITTEN - 0.1% (Premiums received - $216,128)			(175,716)
	PUT OPTIONS WRITTEN - 0.2% (Premiums received - $540,518)			(377,820)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 22.9%			44,150,324
	NET ASSETS - 100.0%			$192,702,611

	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
WRITTEN CURRENCY OPTIONS - 0.0% (a)
CALL OPTIONS WRITTEN- 0.0%(a)
USD/SGD	JPM	02/25/2025	$1.410	$8,450,000	$8,458
USD/TRY	JPM	03/18/2025	41.000	52,000	5,988
TOTAL CALL OPTIONS WRITTEN (Proceeds - $14,217)					14,446

PUT OPTIONS WRITTEN - 0.0%(a)
EUR/USD	JPM	02/11/2025	1.010	4,545,000	10,679
EUR/USD	JPM	01/09/2025	1.040	4,326,000	8,677
GBP/USD	JPM	01/14/2025	1.218	4,151,000	856
USD/JPY	JPM	01/09/2025	149.000	2,292,000	120
TOTAL PUT OPTIONS WRITTEN (Proceeds - $37,321)					20,332

TOTAL CURRENCY OPTIONS WRITTEN (Proceeds - $51,538)					34,778

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Contracts		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - 0.3% (g)
	CALL OPTIONS WRITTEN- 0.1%(g)
5	EURO-BUND	MS	02/21/2025	$135.000	$691,184	$3,160
5	EURO-BUND	MS	02/21/2025	135.500	691,184	2,486
10	EURO-BUND	MS	02/21/2025	136.000	1,382,368	3,937
5	EURO-BUND	MS	02/21/2025	137.000	691,184	1,191
5	EURO-BUND	MS	02/21/2025	137.500	691,184	932
5	EURO-BUND	MS	02/21/2025	138.500	691,184	570
5	EURO-BUND	MS	02/21/2025	139.000	691,184	466
14	Natural Gas EURO(f)	MS	01/28/2025	3.500	508,620	53,270
14	Natural Gas EURO(f)	MS	01/28/2025	3.800	508,620	37,324
14	Natural Gas EURO(f)	MS	01/28/2025	4.200	508,620	23,842
14	Natural Gas EURO(f)	MS	01/28/2025	4.850	508,620	12,530
3	U.S. 10 Year Treasury Note	MS	02/21/2025	109.500	326,250	2,203
3	U.S. 10 Year Treasury Note	MS	02/21/2025	110.000	326,250	1,687
10	U.S. 10 Year Treasury Note	MS	02/21/2025	111.000	1,087,500	3,281
9	U.S. 10 Year Treasury Note	MS	02/21/2025	111.500	978,750	2,250
6	U.S. 10 Year Treasury Note	MS	02/21/2025	112.000	652,500	1,125
6	U.S. 10 Year Treasury Note	MS	02/21/2025	112.500	652,500	844
3	U.S. 10 Year Treasury Note	MS	02/21/2025	113.000	326,250	328
6	U.S. 10 Year Treasury Note	MS	02/21/2025	113.500	652,500	562
3	U.S. 10 Year Treasury Note	MS	02/21/2025	114.000	326,250	234
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $155,561)					152,222

	PUT OPTIONS WRITTEN - 0.2%(g)
29	Crude Oil(f)	MS	04/25/2025	$50.000	$2,133,240	$8,990
243	Euro STOXX 50 Volatility Index	MS	01/22/2025	17.000	448,592	34,614
10	EURO-BUND	MS	02/21/2025	131.000	1,382,368	4,144
10	EURO-BUND	MS	02/21/2025	132.500	1,382,368	8,391
10	EURO-BUND	MS	02/21/2025	133.500	1,382,368	12,949
10	EURO-BUND	MS	02/21/2025	134.500	1,382,368	18,958
14	Natural Gas EURO(f)	MS	01/28/2025	2.700	508,620	2,492
14	Natural Gas EURO(f)	MS	01/28/2025	2.900	508,620	5,656
14	Natural Gas EURO(f)	MS	01/28/2025	3.100	508,620	11,704
14	Natural Gas EURO(f)	MS	01/28/2025	3.250	508,620	18,606
23	S&P Emini	MS	01/17/2025	5,000.000	6,826,112	2,243
23	S&P Emini	MS	01/17/2025	5,330.000	6,826,112	3,450
23	S&P Emini	MS	01/17/2025	5,490.000	6,826,112	5,635
23	S&P Emini	MS	01/17/2025	5,680.000	6,826,112	15,238
23	S&P Emini	MS	01/17/2025	5,790.000	6,826,112	31,338
23	S&P Emini	MS	01/17/2025	5,880.000	6,826,112	56,925
10	S&P Emini	MS	01/24/2025	5,700.000	2,967,875	12,000
3	U.S. 10 Year Treasury Note	MS	02/21/2025	106.000	326,250	703
3	U.S. 10 Year Treasury Note	MS	02/21/2025	107.000	326,250	1,266
9	U.S. 10 Year Treasury Note	MS	02/21/2025	107.500	978,750	4,922
3	U.S. 10 Year Treasury Note	MS	02/21/2025	108.000	326,250	2,156
10	U.S. 10 Year Treasury Note	MS	02/21/2025	108.500	1,087,500	9,375
3	U.S. 10 Year Treasury Note	MS	02/21/2025	109.000	326,250	3,563
6	U.S. 10 Year Treasury Note	MS	02/21/2025	109.500	652,500	8,906

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Contracts		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - 0.3% (g) (Continued)
	PUT OPTIONS WRITTEN - 0.2%(g) (Continued)
3	U.S. 10 Year Treasury Note	MS	02/21/2025	$110.000	$326,250	$5,438
9	U.S. 10 Year Treasury Note	MS	02/21/2025	110.500	978,750	19,547
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $435,145)					309,209

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $590,706)					461,431

	WRITTEN INDEX OPTIONS - 0.0% (a)(e)
	CALL OPTIONS WRITTEN - 0.0%(a)(e)
20	Chicago Board Options Exchange VIX US	MS	01/22/2025	23.500	34,700	1,480
20	Chicago Board Options Exchange VIX US	MS	01/22/2025	27.000	34,700	1,260
18	Swiss Market Index(f)	MS	01/17/2025	11,800.000	2,301,284	6,308
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $46,350)					9,048

	PUT OPTIONS WRITTEN - 0.0%(g)
20	Chicago Board Options Exchange VIX US	MS	01/22/2025	18.500	34,700	4,860
20	Chicago Board Options Exchange VIX US	MS	01/22/2025	19.000	34,700	5,640
20	Chicago Board Options Exchange VIX US	MS	01/22/2025	19.500	34,700	6,400
20	Chicago Board Options Exchange VIX US	MS	01/22/2025	20.000	34,700	7,100
20	Chicago Board Options Exchange VIX US	MS	01/22/2025	20.500	34,700	8,000
13	Nikkei 225(f)	MS	01/10/2025	35,000.000	3,296,001	826
18	Swiss Market Index(f)	MS	01/17/2025	11,500.000	2,301,284	15,453
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $68,052)					48,279

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $114,402)					57,327

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(h)	Value and Unrealized Appreciation (Depreciation)
136	CBOT 2 Year US Treasury Note Future	04/01/2025	$27,962,875	$(38,605)
78	CBOT Corn Future(f)	03/17/2025	1,788,150	76,289
38	CBOT Soybean Future(f)	03/17/2025	1,919,950	42,562
19	CBOT Soybean Oil Future(f)	03/17/2025	460,104	(13,540)
7	CBOT US Treasure Bond Futures	03/21/2025	796,906	(7,305)
3	CBOT Wheat Future(f)	03/17/2025	82,725	375
75	CME Australian Dollar Currency Future	03/18/2025	4,642,500	(42,511)
73	CME British Pound Currency Future	03/18/2025	5,704,493	(59,759)
1	CME E-mini Russell 2000 Index Futures	03/24/2025	112,490	(7,080)
24	CME E-Mini Standard & Poor’s 500 Index Future	03/24/2025	7,122,900	(125,062)
2	CME E-Mini Standard & Poor’s MidCap 400 Index	03/24/2025	629,340	(34,240)
10	CME Euro Foreign Exchange Currency Future	03/18/2025	1,298,563	(6,238)
8	CME Japanese Yen Currency Future	03/18/2025	641,000	(3,380)
34	CME Lean Hogs Future(f)	02/17/2025	1,105,680	(47,894)

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(h)	Value and Unrealized Appreciation (Depreciation)
68	CME Live Cattle Future(f)	03/03/2025	$5,211,521	$99,296
4	CME Swedish Krona Currency Future	03/18/2025	726,000	(7,114)
1	CME Swiss Franc Currency Future	03/18/2025	138,788	(393)
48	COMEX Gold 100 Troy Ounces Future(f)	02/27/2025	12,676,800	(173,847)
16	COMEX Silver Future(f)	03/28/2025	2,339,360	(156,580)
7	Eurex 10 Year Euro BUND Future	03/07/2025	967,658	3,307
118	Eurex 2 Year Euro SCHATZ Future	03/07/2025	13,078,038	(30,443)
19	Eurex 5 Year Euro BOBL Future	03/07/2025	2,319,838	(9,009)
18	Eurex Dow Jones EURO STOXX 50 Dividend Future	12/19/2025	294,437	(6,195)
32	Eurex Dow Jones EURO STOXX 50 Dividend Future	12/21/2026	504,879	11,720
41	Eurex EURO STOXX 50 Future	03/24/2025	2,073,148	(767)
2	Eurex Stoxx Europe 600 Futures	03/24/2025	52,367	(1,153)
22	Euro-BTP Italian Bond Futures	03/07/2025	2,734,445	(40,720)
8	Euronext CAC 40 Index Future	01/20/2025	611,996	(804)
99	EUX Short term Euro-BTP Futures	03/07/2025	11,016,865	(49,384)
27	FTSE 100 Index Future	03/24/2025	2,765,274	(26,807)
1	FTSE/MIB Index Future	03/24/2025	177,665	(1,429)
19	FVSA index - Mini-Futures on VSTOXX	01/23/2025	33,855	906
6	HKG Hang Seng China Enterprises Index Future	01/28/2025	281,125	2,250
29	HKG Hang Seng Index Future	01/28/2025	3,750,156	29,468
12	ICE Gas Oil Future(f)	02/13/2025	830,100	28,393
43	KCBT Hard Red Winter Wheat Future(f)	03/17/2025	1,202,388	(32,050)
11	KFE 10 Year Treasury Bond Future	03/19/2025	871,101	(16,783)
48	KFE 3 Year Treasury Bond Future	03/19/2025	3,467,283	(14,859)
46	KFE KOSPI 200 Index Future	03/14/2025	2,483,931	8,527
1	LME Copper Future(f)	02/18/2025	217,973	(8,740)
1	LME Nickel Future(f)	02/18/2025	91,387	(1,685)
9	LME Primary Aluminum Future(f)	02/18/2025	573,035	(11,065)
3	LME Zinc Future(f)	02/18/2025	223,079	(9,015)
2	MEFF Madrid IBEX 35 Index Future	01/21/2025	240,062	(687)
10	Mini-DAX Futures	03/24/2025	1,038,641	(21,231)
9	Montreal Exchange S&P/TSX 60 Index Future	03/21/2025	1,859,358	(38,269)
7	NYBOT CSC C Coffee Future(f)	03/20/2025	839,344	65,991
3	NYBOT CSC Cocoa Future(f)	03/17/2025	350,250	144,500
53	NYBOT CSC Number 11 World Sugar Future(f)	02/28/2025	1,143,274	(164,595)
107	NYMEX Henry Hub Natural Gas Futures(f)	01/30/2025	3,887,310	442,251
48	NYMEX Light Sweet Crude Oil Future(f)	01/22/2025	3,442,560	121,763
53	NYMEX Platinum Future(f)	04/29/2025	2,412,825	(85,808)
10	OML Stockholm OMXS30 Index Future	01/21/2025	224,423	(5,438)
134	OSE Nikkei 225 mini Future	03/14/2025	3,397,881	47,207
3	SAFEX FTSE/JSE Top 40 Index Future	03/21/2025	121,346	(4,153)
15	SFE 10 Year Australian Bond Future	03/18/2025	1,047,923	5,754
41	SFE 3 Year Australian Bond Future	03/18/2025	2,693,745	(10,229)
7	SFE S&P ASX Share Price Index 200 Future	03/21/2025	882,528	(17,952)
149	SGX FTSE China A50 Futures Contract	01/27/2025	2,006,285	6,317
1	SGX FTSE Taiwan Index Futures	01/22/2025	76,560	(590)
30	SGX MSCI Singapore Index Future	01/29/2025	820,343	(723)

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(h)	Value and Unrealized Appreciation (Depreciation)
7	TSE Japanese 10 Year Bond Futures	03/14/2025	$6,312,639	$(14,813)
	TOTAL FUTURES CONTRACTS			(212,068)

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(h)	Value and Unrealized Appreciation (Depreciation)
3	Carbon Emissions Future(f)	12/16/2025	$226,872	$(7,038)
29	CBOE Volatility Index Future	03/19/2025	526,620	(15,220)
1	CBOE Volatility Index Future	02/20/2025	17,871	(571)
20	CBOE Volatility Index Future	01/23/2025	350,354	20,918
54	CBOT 10 Year US Treasury Note	03/21/2025	5,872,500	(12,741)
15	CBOT 5 Year US Treasury Note	04/01/2025	1,594,570	3,023
19	CBOT Soybean Meal Future(f)	03/17/2025	602,110	(39,673)
15	CME Canadian Dollar Currency Future	03/19/2025	1,045,875	1,835
17	CME Feeder Cattle Future(f)	03/28/2025	2,235,288	(44,912)
28	CME Mexican Peso Currency Future	03/18/2025	661,500	20,606
27	CME New Zealand Dollar Currency Future	03/18/2025	1,511,325	21,780
1	COMEX Copper Future(f)	03/28/2025	100,663	2,112
11	Eurex 30 Year Euro BUXL Future	03/07/2025	1,511,944	41,305
300	Eurex EURO STOXX Banks Index Future	03/24/2025	2,263,286	10,853
107	Euronext Milling Wheat Future(f)	03/11/2025	1,314,916	(63,429)
3	Financial Times Stock	03/24/2025	156,517	(608)
20	French Government Bond Futures	03/07/2025	2,556,718	31,687
31	ICE Brent Crude Oil Future(f)	02/03/2025	2,313,840	(33,560)
5	ICE Natural Gas Future(f)	01/31/2025	213,767	(34,196)
6	ICE US MSCI Emerging Markets EM Index Futures	03/24/2025	322,140	11,530
13	LME Lead Future(f)	02/18/2025	630,672	28,578
28	MGE Red Wheat Future(f)	03/17/2025	834,050	36,575
10	Montreal Exchange 10 Year Canadian Bond Future	03/21/2025	852,826	(4,275)
36	Montreal Exchange 2 Year Canadian Bond Future	03/21/2025	2,631,471	(12,509)
39	NYBOT CTN Number 2 Cotton Future(f)	03/10/2025	1,333,800	57,317
5	NYMEX NY Harbor ULSD Futures(f)	02/03/2025	486,444	(22,606)
1	NYMEX Palladium Future(f)	03/28/2025	90,980	2,020
18	NYMEX Reformulated Gasoline Blendstock for Oxygen(f)	02/03/2025	1,518,955	(42,325)
3	Robusta Coffee Future 10-Tonne(f)	03/26/2025	146,250	(938)
42	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines(f)	03/03/2025	422,100	1,330
23	TSE TOPIX (Tokyo Price Index) Future	03/14/2025	4,073,028	(66,223)
15	TTF Natural Gas Base Load Monthly Futures(f)	01/31/2025	510,516	(80,032)
29	Ultra U.S. Treasury Bond Futures	03/21/2025	3,448,281	158,094
118	WCE Canola Future(f)	03/17/2025	1,011,014	(33,420)
54	White Sugar Future(f)	02/14/2025	1,368,901	77,350
	TOTAL FUTURES CONTRACTS			$12,637
	TOTAL OPEN FUTURES CONTRACTS			$(199,431)

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
USD	01/24/2025	JPM	56,835,760	$7,746,502	$(83,363)
British Pound	01/31/2025	JPM	4,666	5,840	(27)
Euro	01/31/2025	JPM	19,503	20,227	(302)
Hungarian Forints	01/31/2025	JPM	59,511,850	149,612	241
Japanese Yen	01/31/2025	JPM	28,064,002	178,968	(8,652)
Mexican Peso	01/31/2025	JPM	45,343,318	2,163,450	(39,506)
Norwegian Krone	01/31/2025	JPM	1,898,386	166,738	(4,360)
Polish Zloty	01/31/2025	JPM	2,008,195	485,695	(6,980)
Singapore Dollar	01/31/2025	JPM	2,126,639	1,559,039	(25,295)
South African Rand	01/31/2025	JPM	180,303,976	9,529,004	(447,146)
Swedish Krona	01/31/2025	JPM	1,801,398	163,064	(1,038)
Swiss Franc	01/31/2025	JPM	13,237	14,636	(166)
Brazilian Real	03/19/2025	JPM	30,260,381	4,822,822	(92,724)
Chilean Peso	03/19/2025	JPM	173,861,588	174,753	(3,247)
Egyptian Pound	03/19/2025	JPM	5,752,020	113,141	5,887
Indian Rupee	03/19/2025	JPM	125,635,136	1,456,632	(10,631)
Indonesia Rupiah	03/19/2025	JPM	39,191,959,052	2,398,508	(28,403)
Philippine Peso	03/19/2025	JPM	14,382,014	246,057	5
South Korean Won	03/19/2025	JPM	3,147,002,296	2,134,352	(57,914)
Taiwanese Dollar	03/19/2025	JPM	971,771	29,605	(395)
Thailand Baht	03/19/2025	JPM	41,870,333	1,221,931	(11,348)
Turkish Lira	03/19/2025	JPM	18,417,600	484,391	4,391
				$35,264,967	$(810,973)
To Sell:
CNH	01/24/2025	JPM	61,709,562	$8,410,784	$81,776
Australian Dollar	01/31/2025	JPM	2,188	1,354	65
Hungarian Forints	01/31/2025	JPM	670,461,650	1,685,521	16,764
Japanese Yen	01/31/2025	JPM	28,064,002	178,968	5,434
Mexican Peso	01/31/2025	JPM	66,098,200	3,153,720	37,497
Norwegian Krone	01/31/2025	JPM	14,785,307	1,298,611	27,261
Polish Zloty	01/31/2025	JPM	2,043,876	494,326	2,822
Singapore Dollar	01/31/2025	JPM	1,747,929	1,281,407	11,587
South African Rand	01/31/2025	JPM	98,996,197	5,231,913	208,903
Swedish Krona	01/31/2025	JPM	24,662,364	2,232,464	23,429
Swiss Franc	01/31/2025	JPM	524,362	579,772	7,949
Turkish Lira	03/18/2025	JPM	18,423,049	484,993	(4,993)
Brazilian Real	03/19/2025	JPM	17,831,763	2,841,981	44,787
Chilean Peso	03/19/2025	JPM	1,054,304,725	1,059,707	19,891
Hong Kong Dollar	03/19/2025	JPM	10,669,302	1,375,066	(874)
Indian Rupee	03/19/2025	JPM	270,226,545	3,133,045	30,958
Indonesia Rupiah	03/19/2025	JPM	36,567,607,876	2,237,901	25,539
Philippine Peso	03/19/2025	JPM	45,917,167	785,581	4,541
South Korean Won	03/19/2025	JPM	7,231,300,711	4,904,390	150,422
Taiwanese Dollar	03/19/2025	JPM	56,829,478	1,731,312	25,947
Thailand Baht	03/19/2025	JPM	53,499,874	1,561,323	13,677
				$44,664,139	$733,382

Total					$(77,591)

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

CREDIT DEFAULT SWAP AGREEMENTS*
						Amortized Upfront	Unrealized
Description	Counterparty	Fixed Deal (Pay)Rate	Maturity Date	Notional Value	Fair Value	Payments Paid	Appreciation
Markit CDX NA HY 43+	JPM	5.00%	12/20/2029	$2,194,000	(172,503)	(202,894)	$30,391

*	Pays quarterly.

+	Buy Protection.

DISPERSION SWAP AGREEMENTS*
Description	Counterparty	Receive	Pay	Maturity Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Equity Volatility	JPM	Stock Basket Volatility+	Stock Basket Volatility+	6/20/2025	(10,000)	$(12,709)
Equity Volatility	JPM	Stock Basket Volatility+	Stock Basket Volatility+	6/20/2025	(10,000)	—
Equity Volatility	MS	Stock Basket Volatility+	Stock Basket Volatility+	1/16/2026	(20,000)	—
SPX Index	BAML	Stock Basket Volatility+	U.S. Index Volatility	1/17/2025	(20,000)	107,604
SPX Index	BAR	Stock Basket Volatility+	U.S. Index Volatility	1/17/2025	(20,000)	1
SPX Index	HSBC	Stock Basket Volatility+	U.S. Index Volatility	1/17/2025	(20,000)	61,978
SPX Index	JPM	Stock Basket Volatility+	U.S. Index Volatility	6/20/2025	(14,000)	41,898
SPX Index	UBS	Stock Basket Volatility+	U.S. Index Volatility	1/17/2025	(25,000)	(30,691)
SPX Index	UBS	Stock Basket Volatility+	U.S. Index Volatility	6/20/2025	(20,000)	(15,283)
SPX Index	UBS	Stock Basket Volatility+	U.S. Index Volatility	6/20/2025	(10,000)	(6,741)
SPX Index	UBS	Stock Basket Volatility+	U.S. Index Volatility	1/16/2026	(10,000)	(3,784)
SPX Index	UBS	Stock Basket Volatility+	U.S. Index Volatility	1/16/2026	(15,000)	4,051
SPX Index	UBS	Stock Basket Volatility+	U.S. Index Volatility	1/17/2025	(20,000)	(90,464)
SX5E Index	BAML	Stock Basket Volatility^	Europe Index Volatility	12/19/2025	(13,000)	(16,746)
SX5E Index	JPM	Stock Basket Volatility^	Europe Index Volatility	6/20/2025	(10,000)	22,620
SX5E Index	JPM	Stock Basket Volatility^	Europe Index Volatility	6/20/2025	(5,000)	3,759
SX5E Index	MS	Stock Basket Volatility^	Europe Index Volatility	6/20/2025	(30,000)	20,870
SX5E Index	MS	Stock Basket Volatility^	Europe Index Volatility	6/20/2025	(10,000)	(9,112)
SX5E Index	MS	Stock Basket Volatility^	Europe Index Volatility	6/20/2025	(15,000)	4,353
TOTAL						$81,604

*	Dispersion Swaps pay at termination.

+	Volatility of custom basket of S&P 500 Index stocks.

^	Volatility of custom basket of Euro Stoxx 50 Index stocks.

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

INTEREST RATE SWAPS^
Rate Paid	Rate Received	Payment Frequency	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BRL - CDI	11.2050%	Annually	1/2/2026	$27,307,017	$(1,001,824)	$(523,364)	$(478,460)
0.674%	JPY - MUTAN	Annually	3/19/2027	18,984,256	5,988	2,633	3,355
NZD – 3M Bills	3.471%	Quarterly	3/19/2027	5,289,559	19,379	(94)	19,473
GBP - SONIA	3.984%	Annually	3/19/2027	15,965,396	(60,527)	1,013	(61,540)
CAD – CORRA	2.651%	Semi-annually	3/19/2027	2,599,656	(1,494)	50	(1,544)
CNY – 7D REPO	1.628%	Quarterly	3/19/2030	11,567,475	135,254	72,684	62,570
THB - THOR	1.837%	Quarterly	3/19/2030	2,243,786	(14,737)	(594)	(14,143)
0.788%%	JPY - MUTAN	Annually	3/19/2030	2,087,089	2,035	1,218	817
INR - MIBOR	5.986%	Semi-annually	3/19/2030	1,018,362	(8,647)	67	(8,714)
NZD – 3M Bills	3.637%	Quarterly	3/19/2030	3,242,894	20,012	1,545	18,467
SEK – 3M STIBOR	2.105%	Quarterly	3/19/2030	1,788,043	(33,988)	(127)	(33,871)
EUR - EONIA	1.832%	Annually	3/19/2030	1,105,770	(10,672)	269	(10,941)
2.181%	6M EURIBOR	Semi-annually	3/19/2035	11,724,334	178,177	—	178,177
EUR - EONIA	1.968%	Annually	3/19/2035	602,507	(13,625)	(9)	(13,616)
ZAR - JIBAR	8.658%	Quarterly	3/19/2035	1,557,406	(20,517)	(1,122)	(19,395)
NZD – 3M Bills	3.949%	Quarterly	3/19/2035	3,531,278	(6,696)	(2,635)	8,501
CHF - SARON	0.323%	Annually	3/19/2035	3,597,351	(21,761)	421	(22,182)
2.803%	CAD - CORRA	Semi-annually	3/19/2035	581,001	7,650	31	7,619
1.942%	JPY - MUTAN	Annually	3/19/2035	254,209	3,418	(2,334)	5,752
TOTAL							$(359,675)

^	Counterparty is J.P. Morgan Investment Bank.

TOTAL RETURN SWAPS
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Unrealized Appreciation/ (Depreciation)
Acer, Inc.	MS	$3,186	0.74%	8/30/2030	$(235)
ADNOC Drilling Company	MS	(17,470)	5.64	11/15/2030	(919)
Air China Ltd.	JPM	16,903	3.50	9/21/2030	401
Alchip Technologies Ltd.	MS	(22,787)	5.24	3/15/2030	1,672
Allis Electric Co., Ltd.	MS	(3,820)	5.24	4/15/2030	55
Asia Vital Components Co., Ltd.	MS	(27,975)	5.24	4/15/2030	(942)
ASPEED Technology, Inc.	MS	(16,659)	5.24	9/22/2030	(1,874)
Asustek Computer, Inc.	MS	3,591	2.99	8/30/2030	(51)
Auras Technology Co., Ltd.	MS	(17,987)	5.24	7/15/2030	276
Banca Transilvania S.A.	MS	(2,043)	5.49	5/15/2030	(109)
BCEFGRW[1]	BAR	68,017	2.66	11/16/2030	683
BCEFQLY[2]	BAR	94,459	2.66	11/16/2030	1,068
BCEFYLD[3]	BAR	64,767	2.66	11/16/2030	537
BCFUCEM[4]	BAR	(47,131)	4.99	9/16/2030	(2,680)
BCIIACT[5]	BAR	654,719	4.23	6/15/2030	27,229
BCIICAP[6]	BAR	75,783	4.29	8/15/2030	3,748
BCIICOP[7]	BAR	118,112	4.11	2/23/2030	6,293
BCIIFFO[8]	BAR	485,967	4.19	4/15/2030	17,969
BCIISHD[9]	BAR	(1,018,352)	3.21	2/15/2030	(13,951)
BCIISOD[10]	BAR	549,743	4.34	9/16/2030	27,935
BCIISOE[11]	BAR	289,142	1.02	9/16/2030	(2,808)
BCIISTE[12]	BAR	268,626	4.24	7/15/2030	18,797

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Unrealized Appreciation/ (Depreciation)
BCIITEL[13]	BAR	$(166,893)	4.99%	9/16/2030	$(6,794)
BCIIWMA[14]	BAR	(508,252)	4.69	12/15/2030	(23,038)
BCUFPRF[15]	BAR	274,617	4.24	11/16/2030	10,569
BEFSFUH[16]	BAR	(3,167,657)	—	7/16/2030	—
BEFSFUK[17]	BAR	(1,026,557)	—	12/16/2030	1,689
BEFSFUN[18]	BAR	(2,733,556)	—	7/16/2030	(2,282)
BEFSFUT[19]	BAR	(2,090,281)	—	12/16/2030	5,867
CGFCAIE[20]	CIT	(126,959)	5.00	10/10/2030	(2,213)
CGFCBVR[21]	CIT	523,417	4.08	10/10/2030	35,007
CGFOOIL[22]	CIT	431,230	4.18	7/10/2030	10,850
CGNAECO[23]	CIT	10,413	0.28	3/10/2030	2
China Eastern Airlines Corp. Ltd.	JPM	3,877	0.40	9/21/2030	14
Chroma ATE, Inc.	MS	(17,404)	5.24	9/22/2030	176
Continental AG	BAR	43,024	2.81	11/16/2030	367
CPFL ENERGIA SA	MS	(2,489)	12.65	12/15/2030	(15)
Delta Electronics, Inc.	MS	(21,070)	5.24	7/21/2030	(34)
Elan Microelectronics Corp.	MS	1,995	0.37	8/30/2030	19
Epiroc AB	BAR	(30,870)	—	11/16/2030	(1,075)
EVA Airways Corp.	JPM	17,590	0.05	9/21/2030	634
FLEXium Interconnect, Inc.	MS	1,913	1.49	8/30/2030	1
Fortune Electric Co., Ltd.	MS	(14,246)	5.24	4/15/2030	1,056
Forvia SE	BAR	22,422	2.81	11/16/2030	(230)
George Weston Ltd.	JPM	3,339	4.70	4/21/2030	66
Gigabyte Technology Co., Ltd.	MS	(16,743)	5.24	4/15/2030	598
Gold Circuit Electronics Ltd.	MS	12,952	5.24	3/15/2030	(58)
GS24F24	GS	505,891	4.39	12/22/2030	4,457
GSCBICL[25]	GS	507,676	2.79	11/22/2030	8,190
GSENEPO[26]	GS	(527,195)	4.79	5/21/2030	(8,379)
GSGLPHR[27]	GS	598,147	3.99	2/21/2030	8,242
GSHLCBP[28]	GS	402,828	4.49	11/22/2030	3,478
GSISI26[29]	GS	(5,155,908)	—	12/25/2030	—
GSMBAIC[30]	GS	(95,288)	4.99	11/22/2030	(1,168)
GSMBATD[31]	GS	(391,593)	4.94	12/21/2030	(3,614)
GSMBATO[32]	GS	94,322	5.14	9/22/2030	640
GSMBEXC[33]	GS	(124,768)	4.84	4/22/2025	(1,036)
GSMBHLU[34]	GS	436,944	4.09	9/21/2030	(2,493)
GSMBJDC[35]	GS	(275,994)	0.63	4/21/2030	5,508
GSMBLUE[36]	GS	(355,247)	4.89	8/21/2030	3,305
GSMBOIL[37]	GS	(218,273)	4.84	1/21/2030	(1,436)
GSMBWHE[38]	GS	387,979	4.24	1/21/2030	1,961
GSMBWUT[39]	GS	178,413	4.19	6/21/2030	(1,020)
GSMEGTO[40]	GS	(412,082)	4.79	11/22/2030	(14,761)
GSTMTAI[41]	GS	(516,715)	4.79	6/21/2030	(14,455)
GSXAJPD[42]	GS	(511,257)	0.68	11/22/2030	13,101
GSXEGRA[43]	GS	(506,239)	3.30	6/21/2030	3,453
GSXUMAH[44]	GS	414,929	4.24	11/22/2030	1,204
GSXURAN[45]	GS	257,572	4.79	11/22/2030	(8,460)
Gudeng Precision Industrial Co.	MS	(17,226)	5.24	9/22/2030	(602)
Hanwha Ocean Co., Ltd.	MS	(3,827)	5.24	11/15/2030	300

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Unrealized Appreciation/ (Depreciation)
HD Hyundai Electric Co., Ltd.	MS	$(41,828)	5.24%	4/15/2030	$(819)
HD Hyundai Heavy Industries Co., Ltd.	MS	(14,850)	5.24	5/15/2030	2,497
JBS S/A	JPM	11,238	8.15	6/21/2030	685
JP1NLA[46]	JPM	95,495	4.08	7/22/2030	1,816
JP1RTL[47]	JPM	45,837	4.08	7/5/2030	1,172
JPBWIN[48]	JPM	93,796	4.08	10/22/2030	1,895
JPFJCRE[49]	JPM	(206,381)	4.33	10/16/2025	(2,457)
JPFUITS[50]	JPM	182,534	4.03	10/22/2030	3,311
JPFUMED[51]	JPM	(115,578)	4.73	1/21/2030	(1,883)
JPFUNOI[52]	JPM	168,331	3.68	3/21/2030	(4,083)
JPFUOME[53]	JPM	510,572	3.83	3/21/2030	(5,495)
JPFURU1[54]	JPM	(1)	—	3/30/2030	(1)
JPFUSHP[55]	JPM	145,724	2.86	6/21/2030	(2,277)
JPFUSOE[56]	JPM	428,231	3.58	3/21/2030	2,605
JPSZWI[57]	JPM	46,126	4.08	8/22/2030	675
JPUSX7[58]	JPM	84,073	4.13	8/22/2030	961
King Slide Works Co., Ltd.	MS	(25,468)	5.24	9/22/2030	738
LS Electric Co., Ltd.	MS	(21,506)	5.24	4/15/2030	224
Mercedes-Benz Group AG	JPM	22,722	2.76	11/22/2030	(466)
Mowi ASA	JPM	(770,606)	4.79	12/22/2030	25
MSFDRUS[59]	MS	(39,480,943)	N/A	7/15/2030	(154,503)
Novatek Microelectronics Corp.	MS	3,342	0.99	8/30/2030	(133)
Qatar Gas Transport Co., Ltd.	MS	(6,094)	5.64	6/21/2030	(92)
Realtek Semiconductor Corp.	MS	3,726	3.24	8/30/2030	(202)
Rheinmetall AG	JPM	(61,960)	3.05	10/22/2030	(567)
S&P 500 Consumer Staples Index	JPM	(483,733)	4.78	8/22/2030	(4,561)
Saab AB	JPM	(386,117)	—	10/22/2030	(215)
Salmar ASA	JPM	(533,329)	4.79	11/22/2030	(186)
Samsung Heavy Industries Co., Ltd.	MS	(27,179)	5.24	11/15/2030	(574)
Sao Martinho S.A.	MS	(6,009)	13.65	9/20/2030	(68)
SBCIIDI[60]	BAR	774,655	4.24	7/15/2030	34,870
SBCIIPR[61]	BAR	(946,021)	4.74	4/15/2030	(58,372)
SGSMBL[62]	GS	69,544	3.14	9/21/2030	300
Shihlin Electric & Engineering	MS	(10,908)	5.24	4/15/2030	71
SJPFJBR[63]	JPM	151,417	10.55		1,891
SK Hynix, Inc.	MS	(33,352)	5.24	3/21/2030	(1,889)
Star Petroleum Refining Public Co., Ltd.	MS	3,201	5.50	8/22/2030	70
Thai Oil Public Co., Ltd.	MS	8,010	1.11	8/22/2030	1,734
TSMC	MS	(39,932)	5.24	3/15/2030	(695)
TXC Corp.	MS	2,799	0.24	8/30/2030	68
Valeo SE	BAR	25,086	2.76	10/22/2030	(1,358)
Volkswagen AG	BAR	20,548	2.81	11/16/2030	(643)
Wartsila OYJ Abp	BAR	(40,585)	3.11	11/16/2030	(1,306)
Zealand Pharma A/S	JPM	(32,604)	3.08	10/22/2030	(229)
TOTAL					$(76,781)

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

OYJ	- Julkinenosakeyhtiö

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- SociétéAnonyme

BAML	Bank of America Merrill Lynch

BAR	Barclays

CIT	Citigroup

GS	Goldman Sachs

HSBC	HSBC Securities

JPM	JP Morgan

MER	Merrill Lynch

MS	Morgan Stanley

UBS	UBS

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	Foreign issued security.

(d)	Option only pays if both terms are met on the expiration date.

(e)	Each option contract allows the holder of the option to purchase or sell 10 shares of the underlying index.

(f)	All or a portion of this investment is a holding of the Fulcrum Diversified Absolute Return Fund CFC.

(g)	Each contract is equivalent to one futures contract.

(h)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

[1]	BCEFGRW is a custom basket of clean energy stocks.

[2]	BCEFQLY is a custom basket of global financial stocks.

[3]	BCEFYLD is a custom basket of clean energy stocks.

[4]	BCFUCEM is a custom basket of chemical stocks.

[5]	BCIIACT is a custom basket of investment management stocks.

[6]	BCIICAP is a custom basket of U.S. construction stocks.

[7]	BCIICOP is a custom basket of metal and coal stocks.

[8]	BCIIFFO is a custom basket of consumer trends sector stocks.

[9]	BCIISHD is a custom basket of defense stocks.

[10]	BCIISOD is a custom basket of technology stocks.

[11]	BCIISOE is a custom basket of technology stocks.

[12]	BCIISTE is a custom basket of base metal and coal stocks.

[13]	BCIITEL is a custom basket of technology stocks.

[14]	BCIIWMA is a custom basket of base metal and coal stocks.

[15]	BCUFPRF is a custom basket of consumer trends stocks.

[16]	BEFSFUH is a custom basket of HSI Index stocks used to get exposure to Hong Kong market during Asian trading hours, flatted before Asian market closes.

[17]	BEFSFUK is a custom basket of KOSPI Index stocks used to get exposure to Korea market during Asian trading hours, flatted before Asian market closes.

[18]	BEFSFUN is a custom basket of NKY Index stocks used to get exposure to Japan market during Asian trading hours, flatted before Asian market closes.

[19]	BEFSFUT is a custom basket of TAIEX Index stocks used to get exposure to Taiwan market during Asian trading hours, flatted before Asian market closes.

[20]	CGFCAIE is a custom basket of technology stocks.

[21]	CGFCBVR is a custom basket of consumer trends & short processed food stocks.

[22]	CGFOOIL is a custom basket of global energy and oil stocks.

[23]	CGNAECO is a custom basket of consumer trends stocks.

[24]	GS24F is a custom basket of U.S. stocks.

[25]	GSCBICL is a custom basket of U.S. stocks.

[26]	GSENEPO is a custom basket of U.S. stocks.

[27]	GSGLPHR is a custom basket of consumer trends stocks.

[28]	GSHLCBP is a custom basket of U.S. stocks.

[29]	GSISI26 is a custom basket of stocks. The components of the basket as of December 31, 2024 are shown on the following pages.

[30]	GSMBAIC is a custom basket of technology stocks.

[31]	GSMBATD is a custom basket of consumer trends stocks.

[32]	GSMBATO is a custom basket of auto company stocks.

[33]	GSMBEXC is a custom basket of global financial stocks.

[34]	GSMBHLU is a custom basket of consumer trends stocks.

[35]	GSMBJDC is a custom basket of technology stocks.

[36]	GSMBLUE is a custom basket of consumer trends stocks.

[37]	GSMBOIL is a custom basket of energy stocks.

[38]	GSMBWHE is a custom basket of U.S. healthcare stocks.

[39]	GSMBWUT is a custom basket of energy stocks.

[40]	GSMEGTO is a custom basket of U.S. stocks.

[41]	GSTMTAI is a custom basket of U.S. stocks.

[42]	GSXAJPD is a custom basket of Japanese stocks.

[43]	GSXEGRA is a custom basket of European stocks.

[44]	GSXUMAH is a custom basket of U.S. stocks.

[45]	GSXURAN is a custom basket of U.S. stocks.

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

[46]	JP1INLA is a custom basket of global real estate stocks.

[47]	JP1RTL is a custom basket of global real estate stocks.

[48]	JPBWIN is a custom basket of technology stocks.

[49]	JPFJCRE is a custom basket of consumer trends stocks.

[50]	JPFUITS is a custom basket of technology stocks.

[51]	JPFUMED is a custom basket of technology company stocks.

[52]	JPFUNOI is a custom basket of energy stocks.

[53]	JPFUOME is a custom basket of technology company stocks.

[54]	JPFURU1 I is a custom basket of metal and coal stocks.

[55]	JPFUSHP is a custom basket of shipping company stocks.

[56]	JPFUSOE is a custom basket of Chinese technology company stocks.

[57]	JPSZWI is a custom basket of healthcare stocks.

[58]	JPUSX7 is a custom basket of healthcare stocks.

[59]	MSFDRUS – The components of the basket as of December 31, 2024 are shown on the following pages.

[60]	SBCIIDL is a custom basket of consumer trends stocks.

[61]	SBCIIPR is a custom basket of global financial stocks.

[62]	SGSMBL is a custom basket of lithium stocks.

[63]	SJPFJBR is a custom basket of South American stocks.

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2024

The following table represents the individual positions and related values of underlying securities of the GSISI266 Index Total Return Swap with Goldman Sachs.^

Name	Quantity	Value	Weight
JPY 2YR Z4 IRS Dec26	(3,379,679)	$(3,368,715)	-403.11%
JPN 10Y BOND(OSE) Mar25	(0)	(1,490,228)	-178.33%
JPN 10Y BOND(OSE) Mar25	0	1,281,017	153.29%
EURO-BUND FUTURE Mar25	(9)	(1,212,279)	-145.07%
US 10YR NOTE (CBT)Mar25	11	1,150,983	137.73%
CHF 2YR Z4 IRS Dec26	1,142,588	1,138,929	136.29%
EUR 2YR Z4 IRS Dec26	1,137,322	1,131,767	135.43%
DKK 2YR Z4 IRS Dec26	1,062,074	1,056,986	126.48%
NZD 2YR Z4 IRS Dec26	972,192	969,100	115.97%
NOK 2YR Z4 IRS Dec26	(788,272)	(786,637)	-94.13%
CAD 2YR Z4 IRS Dec26	786,815	783,033	93.70%
GBP 2YR Z4 IRS Dec26	(768,957)	(765,794)	-91.64%
USD 2YR2YR IRS Dec26	(741,306)	(738,004)	-88.31%
Euro-BTP Future Mar25	5	636,727	76.19%
AUD 2YR Z4 IRS Dec26	(587,795)	(585,388)	-70.05%
NATURAL GAS FUTR Jan26	13	547,489	65.51%
JPY 2YR Z4 IRS Dec26	485,963	484,387	57.96%
ZAR 2YR H5 IRS Mar27	478,804	476,669	57.04%
CNY 2YR H5 NDIRS Mar27	470,848	475,963	56.96%
THB 2YR H5 NDIRS Mar27	476,339	475,076	56.85%
KRW 2YR H5 NDIRS Mar27	470,962	470,915	56.35%
USD/SEK Fwd 16/01/2025	461,272	459,217	54.95%
USD/GBP Fwd 16/01/2025	(460,028)	(457,979)	-54.80%
USD/SGD Fwd 16/01/2025	(459,215)	(457,169)	-54.71%
USD/PLN Fwd 16/01/2025	(459,047)	(457,002)	-54.69%
USD/CZK Fwd 16/01/2025	(458,195)	(456,154)	-54.59%
USD/NOK Fwd 16/01/2025	458,027	455,987	54.57%
USD/JPY Fwd 16/01/2025	451,654	449,642	53.81%
USD/ZAR Fwd 16/01/2025	448,128	446,132	53.39%
USD/BRL Fwd 16/01/2025	435,684	433,744	51.90%
CZK 2YR H5 Mar27	(385,867)	(384,388)	-46.00%
NATURAL GAS FUTR Mar25	(13)	(355,299)	-42.52%
USD/ILS Fwd 15/01/2025	(356,264)	(354,677)	-42.44%
PLN 2YR Mar27	(354,866)	(353,276)	-42.27%
JPY 5YR Dec29	342,159	341,049	40.81%
AUST 10Y BOND FUT Mar25	3	339,727	40.65%
CLP 2YR Mar27	(338,897)	(336,504)	-40.27%
HKD 2YR Mar27	(321,727)	(320,241)	-38.32%
Euro-OAT Future Mar25	3	319,782	38.27%
ILS 2YR H5 Mar27	(314,707)	(312,750)	-37.42%
Euro-BTP Future Mar25	2	261,006	31.23%
JPY 10YR Z4 IRS Dec34	261,252	260,404	31.16%
COP 2YR H5 IRS Mar27	(258,612)	(257,235)	-30.78%
SEK 2YR Z4 IRS Dec26	(253,880)	(253,086)	-30.29%
JPY 20YR Z4 IRS Dec44	233,714	232,955	27.88%
MXN 2YR H5 IRS Mar27	(229,790)	(229,399)	-27.45%
MYR 2YR H5 NDIRS Mar27	(228,636)	(228,230)	-27.31%
CORN FUTURE Jul25	10	222,368	26.61%
CORN FUTURE Mar25	(9)	(212,139)	-25.39%
COFFEE ‘C’ FUTURE May25	2	197,740	23.66%
Other Underlying Index Components*	(81,336)	(290,545)	-34.77%
		$835,676	100.00%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2024

Name	Quantity	Value	Weight
The following table represents the individual positions and related values of underlying securities of the MSFDRUS I Index Total Return Swap with Morgan Stanley.^

Mitsubishi UFJ Financial Group, Inc.	124	$228,611	3.98%
Eli Lilly & Company	295	227,740	3.97%
Novo Nordisk A/S, Class B	354	220,583	3.84%
Sumitomo Mitsui Financial Group, Inc.	40	151,593	2.64%
Targa Resources Corporation	660	117,810	2.05%
PDD Holdings, Inc. - ADR	1,148	111,345	1.94%
ONEOK, Inc.	1,078	108,231	1.89%
CSL Ltd.	369	103,848	1.81%
Mizuho Financial Group, Inc.	26	100,924	1.76%
Enbridge, Inc.	1,909	80,999	1.41%
Q2 Holdings, Inc.	771	77,601	1.35%
Williams Companies, Inc. (The)	1,407	76,147	1.33%
Vertiv Holdings Company, Class A	644	73,165	1.27%
Nice Ltd.	422	71,672	1.25%
Toast, Inc., Class A	1,901	69,291	1.21%
Broadcom, Inc.	283	65,611	1.14%
TransDigm Group, Inc.	51	64,631	1.13%
Tencent Holdings Ltd.	153	63,821	1.11%
Arista Networks, Inc.	576	63,665	1.11%
Vertex, Inc.	1,188	63,380	1.10%
TC Energy Corporation	916	61,352	1.07%
Alkami Technology	1,650	60,522	1.05%
Kinder Morgan, Inc.	2,196	60,170	1.05%
Loblaw Companies Ltd.	317	59,986	1.05%
International Consolidated Airline	19,751	59,573	1.04%
NVIDIA Corporation	439	58,953	1.03%
MPLX, L.P.	1,214	58,102	1.01%
Proya Cosmetics Co., Ltd.	639	54,086	0.94%
Technipfmc PLC	1,839	53,221	0.93%
Keyera Corp.	1,182	51,938	0.90%
Smartsheet, Inc., Class A	901	50,483	0.88%
CF Industries Holdings, Inc.	(591)	(50,424)	-0.88%
Monday.Com Ltd.	206	48,501	0.84%
Zeta Global Holdings Corp.	2,598	46,738	0.81%
Baker Hughes Co.	1,131	46,394	0.81%
Wheaton Precious Metals Corporation	(816)	(45,892)	-0.80%
Antero Midstream Corporation	3,031	45,738	0.80%
Safran SA	215	45,687	0.80%
Saipem SPA	17,733	44,478	0.77%
Archer-Daniels-Midland Company	(860)	(43,447)	-0.76%
EQT Corp.	919	42,375	0.74%
Nutanix, Inc.	671	41,052	0.72%
Intapp, Inc.	638	40,889	0.71%
Bakkafrost	65	40,728	0.71%
Dollarama, Inc.	284	39,898	0.70%
Enterprise Products Partners	1,255	39,357	0.69%
Enlink Midstream LLC	2,767	39,153	0.68%
Bunge Global S.A.	(496)	(38,569)	-0.67%
Yangzijiang Shipbuilding	23,688	37,973	0.66%
China Shenhua Energy Co. Class H	(1,088)	(36,551)	-0.64%
Other Underlying Index Components*	158,852	2,586,814	45.07%
		$5,739,946	100.00%

^	Components include cash and foreign cash balances which may not be reflected below.

*	Largest 50 underlying components by market value at December 31, 2024.

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2024

ASSETS
Investment securities:
At cost	$146,203,203
At fair value	$149,105,823
Cash and cash equivalents	9,902,854
Cash on deposit with broker	26,723,843
Cash collateral for derivative instruments	7,017,626
Foreign cash (Cost - $2,799,528)	2,690,116
Unrealized appreciation from futures contracts	1,663,789
Unrealized appreciation from swap contracts	885,281
Unrealized appreciation from forward foreign currency contracts	749,773
Receivable for fund shares sold	411,238
Receivable for swaps	101,898
Premiums paid for swaps	79,931
Receivable for securities sold	60,937
Dividends and interest receivable	18,074
Prepaid expenses and other assets	84,780
TOTAL ASSETS	199,495,963

LIABILITIES
Due to broker - foreign currency (Cost - $881,191)	933,870
Due to broker for derivatives collateral	389,755
Net unrealized depreciation of futures contracts	1,863,220
Unrealized depreciation on swap contracts	1,209,742
Net unrealized depreciation from forward foreign currency contracts	827,364
Options written, at fair value (Premiums received $756,646)	553,536
Premiums received from swaps	733,173
Payable for fund shares redeemed	133,128
Payable for investments purchased	5,625
Investment advisory fees payable	82,598
Payable to related parties	25,690
Shareholder services fees - Class I	9,655
Accrued expenses and other liabilities	25,996
TOTAL LIABILITIES	6,793,352
NET ASSETS	$192,702,611

Composition of Net Assets:
Paid in capital	$189,514,146
Accumulated earnings	3,188,465
NET ASSETS	$192,702,611

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)
December 31, 2024

Net Asset Value Per Share:
Super Institutional Class Shares:
Net Assets	$114,865,656
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	12,265,302
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.37

Institutional Class Shares:
Net Assets	$77,836,955
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,347,390
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.32

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2024

INVESTMENT INCOME
Dividends	$204,779
Interest	3,055,453
Less: Foreign withholding taxes	(6,283)
TOTAL INVESTMENT INCOME	3,253,949

EXPENSES
Investment advisory fees	889,794
Shareholder services fees
Institutional Class	30,718
Administrative services fees	113,156
Custodian fees	55,837
Audit and tax fees	54,659
Transfer agent fees	26,801
Legal fees	11,746
Compliance officer fees	17,508
Registration fees	22,726
Printing and postage expenses	22,235
Trustees fees and expenses	5,542
Insurance expense	2,440
Other expenses	4,242
TOTAL EXPENSES	1,257,404
Less: Fees waived by the Advisor	(146,912)
NET EXPENSES	1,110,492
NET INVESTMENT INCOME	2,143,457

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Investment transactions	3,198,538
Swap contracts	(2,957,760)
Options written	1,882,706
Futures contracts	(899,126)
Forward foreign currency exchange contracts	(664,002)
Foreign currency transactions	232,727
793,083
Net change in unrealized appreciation/(depreciation) of:
Investments	136,662
Swap contracts	(943,855)
Options written	257,988
Futures contracts	146,925
Forward foreign currency exchange contracts	45,883
Foreign currency translations	(233,650)
(590,047)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	203,036
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,346,493

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	December 31, 2024	June 30,
	(Unaudited)	2024
FROM OPERATIONS
Net investment income	$2,143,457	$4,713,134
Net realized gain from investment transactions, options written, swap contracts, futures contracts forward foreign exchange contracts and foreign currency transactions	793,083	10,746,041
Net change in unrealized appreciation/(depreciation) of investments options written, swap contracts, futures contracts, forward foreign exchange contracts and foreign currency translations	(590,047)	3,243,154
Net increase in net assets resulting from operations	2,346,493	18,702,329

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(3,214,209)	(796,424)
Super Institutional Class	(4,918,573)	(1,100,901)
Decrease in net assets from distributions to shareholders	(8,132,782)	(1,897,325)

CAPITAL TRANSACTIONS
Proceeds from shares sold:
Institutional Class	11,483,567	28,829,785
Super Institutional Class	533,980	2,253,768
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	3,028,570	629,699
Super Institutional Class	2,681,869	1,095,611
Payments for shares redeemed:
Institutional Class	(8,641,576)	(62,129,800)
Super Institutional Class	(10,711,985)	(14,493,101)
Net decrease in net assets from shares of beneficial interest	(1,625,575)	(43,814,038)
TOTAL DECREASE IN NET ASSETS	(7,411,864)	(27,009,034)

NET ASSETS
Beginning of Year/Period	200,114,475	227,123,509
End of Year/Period	$192,702,611	$200,114,475

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	December 31, 2024	June 30,
	(Unaudited)	2024
SHARE ACTIVITY
Institutional Class:
Shares Sold	1,196,550	3,196,759
Shares Reinvested	320,823	70,753
Shares Redeemed	(896,573)	(6,873,798)
Net increase/(decrease) in shares of beneficial interest outstanding	620,800	(3,606,286)

Super Institutional Class:
Shares Sold	54,633	249,829
Shares Reinvested	282,898	122,552
Shares Redeemed	(1,108,111)	(1,569,913)
Net decrease in shares of beneficial interest outstanding	(770,580)	(1,197,532)

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Institutional Class
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30		June 30		June 30	June 30	June 30
	(Unaudited)		2024		2023		2022	2021	2020
Net asset value, beginning of year/period	$9.61		$8.86		$9.17		$10.01	$9.76	$8.99

Activity from investment operations:
Net investment income/(loss) (1)	0.10		0.20		0.12		(0.06)	(0.10)	(0.00)
Net realized and unrealized gain/(loss) on investments	0.01		0.62		(0.31)		0.03	1.08	0.77
Total from investment operations	0.11		0.82		(0.19)		(0.03)	0.98	0.77

Less distributions from:
Net investment income	(0.29)		(0.07)		—		(0.81)	(0.41)	—
Net realized gains	(0.11)		—		(0.12)		—	(0.32)	—
Total distributions	(0.40)		(0.07)		(0.12)		(0.81)	(0.73)	—

Net asset value, end of year/period	$9.32	(2)	$9.61	(2)	$8.86	(2)	$9.17	$10.01	$9.76
Total return (3)	1.12	% (2)(9)	9.36	% (2)	-2.13	% (2)	-0.09%	10.58%	8.57%
Net assets, at end of year/period (000s)	$77,837		$74,261		$100,426		$73,478	$1,990	$1,340

Ratios including the income and expenses of FDFC
Ratio of gross expenses to average net assets (4)(5)	1.32	% (8)	1.26%		1.40%		1.41%	1.32%	1.19%
Ratio of net expenses to average net assets (6)	1.18	% (8)	1.13%		1.20%		1.13%	1.11%	1.09%
Ratio of net investment income/(loss) to average net assets (7)	2.13	% (8)	2.16%		1.34%		-0.65%	-0.98%	-0.01%
Portfolio Turnover Rate	56	% (9)	239%		84%		129%	140%	88%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Includes adjustments made in accordance with generally accepted accounting principles.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	Ratio of gross expenses to average net assets excluding interest and brokerage expenses	1.32	% (8)	1.26%	1.33%	1.41%	1.26%	1.18%

(6)	Ratio of net expenses to average net assets excluding interest and brokerage expenses	1.18	% (8)	1.13%	1.14%	1.13%	1.05%	1.08%

(7)	Ratio of net investment income/(loss) to average net assets excluding interest and brokerage expenses	2.13%		2.16%	1.40%	-0.64%	-0.93%	0.00%

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Super Institutional Class
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30		June 30		June 30	June 30	June 30
	(Unaudited)		2024		2023		2022	2021	2020
Net asset value, beginning of year/period	$9.65		$8.90		$9.20		$10.03	$9.78	$9.00

Activity from investment operations:
Net investment income/(loss) (1)	0.11		0.21		0.14		(0.08)	(0.10)	0.02
Net realized and unrealized gain/(loss) on investments	0.02		0.62		(0.32)		0.06	1.08	0.76
Total from investment operations	0.13		0.83		(0.18)		(0.02)	0.98	0.78

Less distributions from:
Net investment income	(0.30)		(0.08)		—		(0.81)	(0.41)	(0.00)
Net realized gains	(0.11)		—		(0.12)		—	(0.32)	—
Total distributions	(0.41)		(0.08)		(0.12)		(0.81)	(0.73)	(0.00)

Net asset value, end of year/period	$9.37	(2)	$9.65	(2)	$8.90	(2)	$9.20	$10.03	$9.78
Total return (3)	1.30	% (2)(9)	9.40	% (2)	-2.01	% (2)	0.02%	10.60%	8.69%
Net assets, at end of year/period (000s)	$114,866		$125,854		$126,697		$85,504	$108,011	$167,280

Ratios including the income and expenses of FDFC
Ratio of gross expenses to average net assets (4)(5)	1.24	% (8)	1.19%		1.30%		1.37%	1.29%	1.16%
Ratio of net expenses to average net assets (6)	1.09	% (8)	1.05%		1.10%		1.08%	1.10%	1.06%
Ratio of net investment income/(loss) to average net assets (7)	2.20	% (8)	2.26%		1.55%		-0.85%	-0.97%	0.17%
Portfolio Turnover Rate	56	% (9)	239%		84%		129%	140%	88%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Includes adjustments made in accordance with generally accepted accounting principles.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	Ratio of gross expenses to average net assets excluding interest and brokerage expenses	1.24	% (8)	1.19%	1.24%	1.33%	1.24%	1.15%

(6)	Ratio of net expenses to average net assets excluding interest and brokerage expenses	1.09	% (8)	1.05%	1.05%	1.04%	1.05%	1.05%

(7)	Ratio of net investment income/(loss) to average net assets excluding interest and brokerage expenses	2.20	% (8)	2.26%	1.61%	-0.82%	-0.93%	0.18%

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
December 31, 2024

1.	ORGANIZATION

The Fulcrum Diversified Absolute Return Fund (the “Fund”) is a diversified series of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to March 13, 2023, the Fund was a series of Trust for Advised Portfolios (the “Predecessor Fund”). The Fund seeks to achieve long-term absolute returns. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund currently offers Super Institutional Class shares and Institutional Class shares at net asset value, both of which commenced operations on July 31, 2015. The Advisor Class is closed and holds no assets, but may accept new investments in the future. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. Institutional Class is subject to a shareholders servicing fee up to 0.10%. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The Predecessor Fund was reorganized on March 10, 2023, from a series of Trust for Advised Portfolios, a Delaware statutory trust, to a series of Northern Lights Fund Trust IV, also a Delaware statutory trust. As a series of Northern Lights Fund Trust IV, the Fund is a continuation of the Predecessor Fund. The Fund and the Predecessor Fund have the same investment objective, principal investment strategies and portfolio manager.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including Accounting Standards Update 2013-08.

Operating Segments – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

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December 31, 2024

Security Valuation – The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Securities, including common/preferred stocks and exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Investments in swap contracts are reported at fair value based on the underlying equity securities held within the swap or daily price reporting- from the swap counterparty. The independent pricing -service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward foreign currency exchange contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. To the extent valuation adjustments are not applied to index options or future options, they are categorized as Level 1.

Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates. When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has designated the advisor as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

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December 31, 2024

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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December 31, 2024

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2024 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$21,045,190	$—	$—	$21,045,190
Currency Options Purchased	—	3,669,557	—	3,669,557
Index Options Purchased	180,153	—	—	180,153
OTC Dual Binary Options Purchased	—	3,158,447	—	3,158,447
Future Options Purchased	897,645	—	—	897,645
U.S. Treasury Bills	—	120,154,831	—	120,154,831
Total	$22,122,988	$126,982,835	$—	$149,105,823

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$1,663,789	$—	$—	$1,663,789
Dispersion Swap Contracts	—	81,604	—	81,604
Credit Default Swap Contracts	—	30,391	—	30,391
Forward Exchange Contracts	—	749,773	—	749,773
Total	$1,663,789	$861,768	$—	$2,525,557

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

Liabilities
	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Options Written	$461,431	$—	$—	$461,431
Currency Options Written	—	34,778	—	34,778
Index Options Written	57,327	—	—	57,327
Futures Contracts	1,863,220	—	—	1,863,220
Forward Exchange Contracts	—	827,364	—	827,364
Interest Rate Swaps	—	359,675	—	359,675
Total Return Swaps	—	76,781	—	76,781
Total	$2,381,978	$1,298,598	$—	$3,680,576

The Fund did not hold any level 3 securities during the period.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include Fulcrum Diversified Absolute Return Cayman Fund (“FDFC”), a wholly owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund’s investments in FDFC is as follows:

	FDFC Net Assets at December 31, 2024	% of the Fund’s Total Net Assets at December 31, 2024
FDFC	$ 12,718,053	6.6%

For tax purposes, FDFC is an exempted Cayman investment company. FDFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, FDFC is a CFC and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, FDFC’s net income and capital gains, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Commodities Risk – Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

Counterparty Risk – Many derivative contracts are privately negotiated in the over-the-counter market. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

Credit Default Index Swaps Risk – Credit defaults swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks.

Currency Risk – Changes in currency exchange rates may negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Currency Swaps Risk – Currency swaps are subject to market risk, counterparty risk, and the risk of imperfect correlation between profit or loss on the currency swap and the underlying currency exchange rate. In the event of the insolvency of the counterparty, the Fund may sustain losses or be unable to liquidate the swap position.

Derivatives Risk – A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk that changes in the value of a derivative held by the Fund will not correlate with the Fund’s other investments. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost and potential losses may be substantial.

Emerging Market Risk – The Fund may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on Public Company Accounting Oversight Board inspection, investigation, and enforcement. Therefore, the availability and reliability of information material to an investment decision, particularly financial information, in emerging market companies may be limited in the scope and reliability as compared to information provided by U.S. companies. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

Equity Index Swaps Risk – Equity swaps are subject to liquidity risk because the liquidity of equity swaps is based on the liquidity of the underlying instrument, and are subject to the risk that the counterparty to the equity swap may be unable to or unwilling to make payments or otherwise honor its financial obligations under the terms of the contract.

Options Risk – There are risks associated with the sale of call and put options. As the seller (writer) of a call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price.

Subsidiary Risk – By investing in FDFC, the Fund is indirectly exposed to the risks associated with FDFC’s investments. The commodity-related instruments held by FDFC are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Risk” above). There can be no assurance that the investment objective of FDFC will be achieved. FDFC is not registered under the 1940 Act, and, unless otherwise noted in the Fund’s prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns FDFC, and the Fund and FDFC are both managed by the advisor, making it unlikely that FDFC will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in FDFC, and the Fund’s role as sole shareholder of FDFC. To the extent applicable to the investment activities of FDFC, FDFC will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding taxes and foreign capital gains taxes, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid semi-annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a financial institution in an amount that is in excess of federally insured limits.

Restricted Cash and Deposits with Brokers – At December 31, 2024, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

the Fund’s custodian and/or counterparty broker and is reflected in the Consolidated Statement of Assets and Liabilities as cash collateral for derivative instruments. On December 31, 2024, the Fund had pledged the following amounts as collateral for open currency contracts, options, futures and swap contracts:

Counterparty	Amounts Pledged(1)	Deposits with Brokers
Barclays	$—	$898,454
Citibank, N.A.	1,581,199	—
Goldman Sachs	1,680,000	270,166
JPMorgan Chase	1,815,058	3,703,933
Merrill Lynch	110,000	1,445,805
Morgan Stanley	1,831,369	19,471,615
Total	$7,017,626	$25,789,973

(1)	Excludes non-pledged cash or collateral held by the broker.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability should be recorded related to uncertain tax positions taken on returns filed for open tax years (2021 – 2023) or expected to be taken on the Fund’s 2024 return. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed income securities, interest rates, commodities, or currency exchange rates and related indexes. The Fund may also use these derivatives to modify or hedge the Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of the Fund. Additionally, the Fund may use derivatives to manage cash. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities.

Specific types of derivative instruments used by the Fund for the six months ended December 31, 2024, include purchased options; written options; forward currency and futures contracts; and interest rate, credit default, dispersion and total return swaps. All open derivative positions are listed on the Consolidated Schedule of Investments.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Foreign Currency Contracts – As foreign securities are purchased and sold, the Fund may enter into forward foreign currency contracts in order to hedge against foreign currency exchange rate risks. The market value of the contracts fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund’s investments in forward foreign currency contracts exposes the Fund to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position.

Forward foreign currency contracts outstanding as of December 31, 2024 are reflected in the Consolidated Schedule of Investments.

Futures – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. To manage equity price risk, the Fund may enter into futures contracts. Upon entering a futures contract with a broker, the Fund deposits a “cash deposit” with the broker as recorded in the accompanying Consolidated Statements of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at year end are listed in the Fund’s Consolidated Schedule of Investments.

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise or “strike” price by or before the contract’s expiration. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Securities held as collateral for options, if any, is reported on the Consolidated Schedule of Investments.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, volatility risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty. Realized gains and losses from the decrease in notional value of the swap are recognized on the trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. In order to maintain prudent risk exposure to the counterparty, the advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the advisor may determine. If the advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety.

Total Return Swaps – The Fund may also engage in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as a fixed income security, a combination of securities, or an index). The value of the Fund’s swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s investments and its share price. The Fund’s ability to engage in certain swap transactions may be limited by tax considerations

Interest Rate Swaps – The Fund may enter into interest rate swaps. The two parties to the swap exchange the right to receive floating interest payments versus fixed interest payments. The value of an interest rate swap will change based on the spread between the rates.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

Credit Default Swaps – The Fund enters into credit default swap agreements, credit default index swap agreements and similar agreements as a protection “seller” or as a “buyer” of credit protection. The credit default swap agreement or similar instruments may have as reference obligations one or more securities that are not held by the Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” a periodic stream of payments over the term of the agreement, provided generally that no credit event on a reference obligation has occurred. In addition, at the inception of the agreement, the protection “buyer” may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, an auction process is used to determine the “recovery value” of the contract. The seller then must pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. For credit default index swaps, the settlement payment for a constituent’s credit event is scaled down to the weighting in the index.

As a seller of protection, the Fund generally receives a fixed rate of income throughout the term of the swap provided that there is no credit event. In addition, at the inception of the agreement, the Fund may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, the Fund will be generally obligated to pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. Credit default swaps could result in losses if the advisor does not correctly evaluate the creditworthiness of the underlying instrument on which the credit default swap is based. Additionally, if the Fund is a seller of a credit default swap and a credit event occurs, the Fund could suffer significant losses.

Changes in the value of swaps are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as premiums paid for swap contacts. The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Consolidated Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the contracts.

For the six months ended December 31, 2024, the net change in unrealized depreciation on swap contracts was $(943,855). For the six months ended December 31, 2024, the Fund had a realized loss of $2,957,760 on swap contracts.

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s asset and liability derivatives available for offset under a master netting arrangement along with collateral pledged for these contracts as of December 31, 2024.

				Gross Amounts Not Offset in the
				Consolidated Statement of Assets &
				Liabilities
		Gross Amounts
		Offset in the
	Gross Amounts of	Consolidated	Net Amount of Assets
	Recognized	Statement of	Present in the	Offsetting
	Assets and	Assets and	Consolidated Statement	Derivative	Cash Collateral
Description	(Liabilities)	Liabilities	of Assets and Liabilities	Position	Pledged(1)	Total
Purchased Options
Barclays	$37,729	$—	$37,729	$—	$—	$37,729
Citigroup	1,390,528	—	1,390,528	—	—	1,390,528
Goldman Sachs	703,668	—	703,668	—	—	703,668
JPMorgan Chase	3,378,565	—	3,378,565	(34,778)	—	3,343,787
Morgan Stanley	2,395,312	—	2,395,312	(518,758)	—	1,876,554
Futures Contracts (2)
JPMorgan Chase	8,527	(8,527)	—	—	—	—
Morgan Stanley	1,655,262	(1,655,262)	—	—	—	—
Forward Contracts
JPMorgan Chase	749,773	—	749,773	(749,773)	—	—
Swap Contracts
Bank of America
Merrill Lynch	107,604	—	107,604	(16,746)	—	90,858
Barclays	157,622	—	157,622	(114,537)	—	43,085
Citigroup	45,859	—	45,859	(2,213)	—	43,646
Goldman Sachs	53,839	—	53,839	(53,839)	—	—
HSBC	61,978	—	61,978	—	—	61,978
JPMorgan Chase	419,550	—	419,550	(419,550)	—	—
Morgan Stanley	34,778	—	34,778	(34,778)	—	—
UBS	4,051	—	4,051	(4,051)	—	—
Total	$11,204,645	$(1,663,789)	$9,540,856	$(1,949,023)	$—	$7,591,833

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

				Gross Amounts Not Offset in the
				Consolidated Statement of Assets &
				Liabilities
		Gross Amounts
		Offset in the
		Consolidated	Net Amount of Assets
	Gross Amounts of	Statement of	Present in the	Offsetting
	Recognized Assets	Assets and	Consolidated Statement	Derivative	Cash Collateral
Description	and (Liabilities)	Liabilities	of Assets and Liabilities	Position	Pledged(1)	Total
Written Options
JPMorgan Chase	$(34,778)	$—	$(34,778)	$34,778	$—	$—
Morgan Stanley	(518,758)	—	(518,758)	518,758	—	—
Futures Contracts (2)
JPMorgan Chase	(31,642)	8,527	(23,115)	—	23,115	—
Morgan Stanley	(1,831,578)	1,655,262	(176,316)	—	176,316	—
Forward Contracts
JPMorgan Chase	(827,364)	—	(827,364)	749,773	77,591	—
Swap Contracts
Bank of America
Merrill Lynch	(16,746)	—	(16,746)	16,746	—	—
Barclays	(114,537)	—	(114,537)	114,537	—	—
Citigroup	(2,213)	—	(2,213)	2,213	—	—
Goldman Sachs	(56,822)	—	(56,822)	53,839	—	(2,983)
JPMorgan Chase	(699,535)	—	(699,535)	419,550	—	(279,985)
Morgan Stanley	(172,926)	—	(172,926)	34,778	—	(138,148)
UBS	(146,963)	—	(146,963)	4,051	—	(142,912)
Total	$(4,453,862)	$1,663,789	$(2,790,073)	$1,949,023	$277,022	$(564,028)

(1)	Over-collateralization of total financial instruments or cash is not shown.

(2)	Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as shown in the Consolidated Schedule of Investments.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of December 31, 2024:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Asset/Liability Derivatives
Equity/Interest Rate/ Credit/Currency/Commodity	Fair Value of Investments
Options Written, at Fair Value
Net unrealized appreciation/(depreciation) from swap contracts
Net unrealized appreciation/(depreciation of futures contracts
Net unrealized appreciation/(depreciation) of forward foreign currency exchange contracts

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of December 31, 2024:

Asset Derivatives Investment Fair Value
						Total as of
	Equity	Interest Rate	Credit	Currency	Commodity	December 31, 2024
Swap Contracts	$550,159	$304,731	$30,391	$—	$—	$885,281
Futures Contracts	149,697	243,169	—	44,222	1,226,701	1,663,789
Forward Foreign Currency Contracts	—	—	—	749,773	—	749,773
Options Purchased^	863,392	30,876	—	6,828,004	183,530	7,905,802
	$1,563,248	$578,776	$30,391	$7,621,999	$1,410,231	$11,204,645

Liability Derivatives Investment Fair Value
						Total as of
	Equity	Interest Rate	Credit	Currency	Commodity	December 31, 2024
Swap Contracts	$545,336	$664,406	$—	$—	$—	$1,209,742
Futures Contracts	375,202	261,674	—	119,396	1,106,948	1,863,220
Forward Foreign Currency Contracts	—	—	—	827,364	—	827,364
Options Written	218,770	125,574	—	34,778	174,414	553,536
	$1,139,308	$1,051,654	$—	$981,538	$1,281,362	$4,453,862

^	Included with fair value of investments.

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended December 31, 2024:

Derivative Investment Type	Location of Net Realized and Unrealized Gain/(Loss) on Derivatives
Equity/Interest Rate/ Credit/Currency/Commodity	Net realized gain/(loss) and change in net unrealized appreciation/(depreciation) of: Investments, Swap Contracts, Futures Contracts, Forward Foreign Currency Contracts and Options Written

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

The following is a summary of the Fund’s realized and unrealized gain/(loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended December 31, 2024:

Realized Gain/(Loss)
						Total as of
	Equity	Interest Rate	Credit	Currency	Commodity	December 31, 2024
Swap Contracts*	$(1,740,700)	$(1,064,935)	$76,456	—	—	$(2,729,179)
Futures Contracts	440,343	739,125	—	(784,965)	(1,293,629)	(899,126)
Forward Foreign Currency Contracts	—	—	—	(664,002)	—	(664,002)
Options Purchased^	(1,268,508)	—	(70,317)	1,901,249	(1,028,286)	(465,862)
Options Written	941,412	—	—	26,636	914,658	1,882,706
	$(1,627,453)	$(325,810)	$6,139	$478,918	$(1,407,257)	$(2,875,463)

Change in Unrealized Appreciation/(Depreciation)
						Total as of
	Equity	Interest Rate	Credit	Currency	Commodity	December 31, 2024
Swap Contracts	$(534,592)	$(451,524)	$42,261	$—	$—	$(943,855)
Futures Contracts	(185,556)	(126,697)	—	191,493	267,685	146,925
Forward Foreign Currency Contracts	—	—	—	45,883	—	45,883
Options Purchased^	153,258	315,666	—	1,748,276	(701,455)	1,515,745
Options Written	100,582	(31,612)	—	41,782	147,236	257,988
	$(466,308)	$(294,167)	$42,261	$2,027,434	$(286,534)	$1,022,686

*	Excludes income earned on swap contracts.

^	Included with realized loss on investment transactions and change in unrealized appreciation/(depreciation) of investments.

The notional value of the derivative instruments outstanding as of December 31, 2024 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities amounted to $16,042,547 and $30,952,086 respectively.

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Fulcrum Asset Management LLP serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 0.90% of the Fund’s average daily net assets. For the six months ended December 31, 2024, the Advisor earned $889,794 in advisory fees. As of December 31, 2024, the Fund had a payable for advisory fees of $82,598.

Pursuant to a written contract (the “Waiver Agreement”) and effective as of October 28, 2024, the Advisor has contractually agreed, at least until October 28, 2025, to waive a portion or all of its management fees and pay Fund expenses (excluding any shareholder servicing fees; front end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses (“AFFE”); fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) in order to limit the annual fund operating expenses to 1.17% of the average daily net assets of each of the Super Institutional Class and Institutional Class shares (the “Expense Limitation”) . Prior to October 28, 2024, the Advisor agreed to waive a portion or all of its management fees in order to limit the annual fund operating expenses to 1.05% of the average daily net assets of each of the Super Institutional Class and Institutional Class shares.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation that was in place at the time of the original expense waiver. If Fund operating expenses attributable to Super Institutional Class shares or Institutional Class shares subsequently exceed the Expense Limitation, the reimbursements shall be suspended. For the six months ended December 31, 2024, the Advisor waived $146,912 of fees which are subject to recapture by the Advisor.

As of June 30, 2024, the Advisor has waived fees that can be recouped up to three years from the date incurred before expiring as summarized below:

June 30, 2025	June 30, 2026	June 30, 2027
$323,321	$402,825	$284,861

As of June 30, 2024, $244,854 in waived fees have expired unrecouped.

The distributor of the Fund is Northern Lights Distributors, LLC (“NLD” or the “Distributor”) . The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act. For the six months ended December 31, 2024, the Fund did not pay distribution related charges pursuant to the Plan.

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

In addition, the Fund’s Custodian, U.S. Bank NA is affiliated with U.S. Bank Global Fund Services.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at December 31, 2024, were as follows:

Cost for Federal Tax purposes	$146,125,978
Unrealized Appreciation	$6,302,896
Unrealized Depreciation	(3,876,587)
Tax Net Unrealized Appreciation	$2,426,309

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following fiscal years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2024	June 30, 2023
Ordinary Income	$1,897,325	$1,243,543
Long-Term Capital Gain	—	1,445,750
Return of Capital	—	—
	$1,897,325	$2,689,293

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2024

As of June 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$5,835,722	$254,844	$—	$—	$(489)	$2,884,677	$8,974,754

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, tax adjustment for unsettled short positions and corporate return of capital distributions, and the mark-to-market on open futures, 1256 option contracts, passive foreign investment companies, forward contracts and swaps. The unrealized appreciation (depreciation) in the table above includes unrealized net foreign currency gains of $71,178. In addition, the amount listed under other book/tax differences are primarily attributable to the tax deferral of losses on straddles.

During the fiscal year ended June 30, 2024, the Fund utilized tax equalization, which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization credits, and tax adjustments for the Fund’s wholly owned subsidiary, resulted in reclassifications for the Fund for the fiscal year ended June 30, 2024, as follows:

Paid
In	Distributable
Capital	Earnings
$146,715	$(146,715)

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2024

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement (Unaudited)

Renewal of the Investment Advisory Agreement with Fulcrum Asset Management LLP

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on October 16, 2024 (the “Meeting”), the Trustees, all of who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Fulcrum Advisory Agreement”) between Fulcrum Asset Management LLP (“Fulcrum”) and the Trust, with respect to Fulcrum Diversified Absolute Return Fund (the “FDAR”). In considering the renewal of the Fulcrum Advisory Agreement, the Board received materials specifically relating to the Fulcrum Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the Fulcrum Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Fulcrum Advisory Agreement on behalf of FDAR and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Fulcrum Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel who service FDAR. The Board discussed the services Fulcrum provided to FDAR, which included investment research, portfolio management, risk management, compliance and client services. The Board reviewed Fulcrum’s policies with respect to the selection of broker-dealers for portfolio transactions, noting that Fulcrum established a committee to oversee the process. The Board observed that Fulcrum reported no material data security incidents, compliance issues, SEC or regulatory examinations or investigations, nor any material litigation or administrative actions since the approval of the advisory agreement. The Board determined that it could expect Fulcrum to continue to provide satisfactory services to FDAR and its shareholders.

Performance. The Board observed that FDAR underperformed its Morningstar category for the 1-year period ended July 31, 2024, but outperformed its peer group and benchmark index, the ICE BofA US 3-month Treasury Bill TR USD for the same period. The Board noted that FDAR’s performance returns ranked 5 out of 10 peers for the 1-year period ended July 31, 2024 and ranked 3 out of 10 peers for the since inception period. The Board further observed that FDAR underperformed all its benchmarks for the 3-year period ended July 31, 2024, but outperformed all benchmarks for the 5-year period ended July

Fulcrum Diversified Absolute Return Fund
ADDITIONAL INFORMATION (Unaudited)(Continued)
December 31, 2024

31, 2024. The Board noted that FDAR slightly underperformed its peer group and Morningstar category since inception but outperformed its benchmark index since inception. The Board recognized that FDAR was in the first quartile with respect to its standard deviation compared to its peer group and Morningstar category across all periods, noting FDAR’s risk adjusted return ranking. The Board concluded that FDAR’s returns were acceptable.

Fees and Expenses. The Board noted that the 0.90% advisory fee for FDAR was lower than its peer group and Morningstar category medians and averages and FDAR’s 1.25% net expense ratio was higher than the peer group and Morningstar category medians but lower than the averages. The Board noted that FDAR’s advisory fee ranked 4 out of 10 peers. The Board acknowledged Fulcrum’s assertion that the advisory fee was justified given the complex nature of the FDAR’s investment strategy and services provided. The Board concluded that Fulcrum’s advisory fee for FDAR was not unreasonable.

Profitability. The Board discussed that Fulcrum earned a modest profit with respect to FDAR on an absolute and relative basis. The Board determined, therefore, that excessive profitability was not an issue with respect to FDAR at this time.

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of FDAR. The Board noted that Fulcrum perceived no economies of scale with respect to FDAR at the present moment, but remained willing to consider breakpoints as the assets in FDAR continued to grow.

Conclusion. Having requested such information from Fulcrum as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and with the advice of independent counsel, the Board determined that renewal of the advisory agreement with Fulcrum was in the best interests of FDAR and its shareholders.

INVESTMENT ADVISOR
Fulcrum Asset Management LLP
Marble Arch House
66 Seymour Street
London WIH 5BT
United Kingdom

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	3/5/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	3/5/25

By (Signature and Title)
/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	3/5/25